LIBERTY VARIABLE INVESTMENT TRUST


PROSPECTUS DATED JUNE 1, 2000


Liberty Value Fund, Variable Series
Colonial Small Cap Value Fund, Variable Series
Colonial U.S. Growth & Income Fund, Variable Series
Colonial Strategic Income Fund, Variable Series
Colonial High Yield Securities Fund, Variable Series
Liberty All-Star Equity Fund, Variable Series
Newport Tiger Fund, Variable Series
Crabbe Huson Real Estate Investment Fund, Variable Series
Liberty Newport Japan Opportunities Fund, Variable Series
Liberty Select Value Fund, Variable Series
Rydex Financial Services Fund, Variable Series
Rydex Health Care Fund, Variable Series
Liberty S&P 500 Index Fund, Variable Series


CLASS B SHARES


Trust shares are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

                                     * * * *
This Prospectus must be accompanied by a prospectus for your variable annuity contract or variable life insurance policy. Retain both prospectuses for future reference.

                                     * * * *
Although trust shares have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.



  --------------------------------------
     NOT FDIC         MAY LOSE VALUE
                 -----------------------
     INSURED         NO BANK GUARANTEE
  --------------------------------------

                                TABLE OF CONTENTS

THE TRUST                                                                                                             3
-----------------------------------------------------------------------------------------------------------------------
THE FUNDS                                                                                                             3
-----------------------------------------------------------------------------------------------------------------------

Each of these sections discusses the following
topics: Investment Goals, Primary Investment Strategies,
Primary Investment Risks and Performance History
Liberty Value Fund, Variable Series.................................................................................. 4
Colonial Small Cap Value Fund, Variable Series....................................................................... 6
Colonial U.S. Growth & Income Fund, Variable Series.................................................................. 8
Colonial Strategic Income Fund, Variable Series......................................................................10
Colonial High Yield Securities Fund, Variable Series.................................................................13
Liberty All-Star Equity Fund, Variable Series........................................................................16
Newport Tiger Fund, Variable Series..................................................................................19
Crabbe Huson Real Estate Investment Fund, Variable Series............................................................21
Liberty Newport Japan Opportunities Fund, Variable Series............................................................22
Liberty Select Value Fund, Variable Series...........................................................................23
Rydex Financial Services Fund, Variable Series.......................................................................24
Rydex Health Care Fund, Variable Series..............................................................................25
Liberty S&P 500 Index Fund, Variable Series..........................................................................26
TRUST MANAGEMENT ORGANIZATIONS                                                                                       28
-----------------------------------------------------------------------------------------------------------------------

The Trustees.........................................................................................................28
Investment Advisor:  Liberty Advisory Services Corp..................................................................28
Investment Sub-Advisors and Portfolio Managers.......................................................................28
Rule 12b-1 Plan......................................................................................................32
Mixed and Shared Funding.............................................................................................32
OTHER INVESTMENT STRATEGIES AND RISKS                                                                                33
-----------------------------------------------------------------------------------------------------------------------

U.S. Government Securities...........................................................................................33
Structure Risk.......................................................................................................33
Zero Coupon Bonds....................................................................................................33
Convertible Securities...............................................................................................33
Derivative Strategies................................................................................................33
Equity Risk..........................................................................................................34
Pricing Risk.........................................................................................................34
Early Closing Risk...................................................................................................34
Temporary Defensive Strategies.......................................................................................34
FINANCIAL HIGHLIGHTS                                                                                                 35
-----------------------------------------------------------------------------------------------------------------------
SHAREHOLDER INFORMATION                                                                                              43
-----------------------------------------------------------------------------------------------------------------------

Purchases and Redemptions............................................................................................43
How the Funds Calculate Net Asset Value..............................................................................43
Dividends and Distributions..........................................................................................43
Tax Consequences.....................................................................................................43
Other Class of Shares................................................................................................43

                                    THE TRUST
                                    ---------

Liberty Variable Investment Trust (Trust) includes seventeen separate mutual funds (Funds), each with its own investment goals and strategies. This Prospectus contains information about thirteen of the Funds in the Trust. Liberty Advisory Services Corp. (LASC) is the investment advisor to each Fund. LASC has appointed an investment sub-advisor (Sub-Advisor) for each Fund, and all of the Sub-Advisors are affiliates of LASC. Each Fund has the following Sub-Advisor:


------------------------------------------------------------------------------------------------------------------------------------
                                         FUND                                                             SUB-ADVISOR
                                         ----                                                             -----------

------------------------------------------------------------------------------------------------------------------------------------
Liberty Value Fund, Variable Series (Value Fund)                                        Colonial Management Associates, Inc.
              (formerly Colonial Growth and Income Fund)                                (Colonial)
Colonial Small Cap Value Fund, Variable Series (Small Cap Fund)
Colonial U.S. Growth & Income Fund, Variable Series (U.S. Growth & Income
              Fund) (formerly Colonial U.S. Stock Fund, Variable Series)
Colonial Strategic Income Fund, Variable Series (Strategic Income Fund)
Colonial High Yield Securities Fund, Variable Series (High Yield Fund)
Liberty Select Value Fund, Variable Series (Select Value Fund)
Rydex Financial Services Fund, Variable Series (Financial Services Fund)
Rydex Health Care Fund, Variable Series (Health Care Fund)
Liberty S&P 500 Index Fund, Variable Series (S&P 500 Fund)

------------------------------------------------------------------------------------------------------------------------------------
Newport Tiger Fund, Variable Series (Tiger Fund)                                        Newport Fund Management, Inc.
Liberty Newport Japan Opportunities Fund, Variable Series                               (Newport)
              (Japan Opportunities Fund)

------------------------------------------------------------------------------------------------------------------------------------
Liberty All-Star Equity Fund, Variable Series (All-Star Equity Fund)                    Liberty Asset Management Company (LAMCO)

------------------------------------------------------------------------------------------------------------------------------------
Crabbe Huson Real Estate Investment Fund, Variable Series (Real Estate Fund)            Crabbe Huson Group, Inc.
                                                                                        (Crabbe Huson)
------------------------------------------------------------------------------------------------------------------------------------

Other Funds may be added to or deleted from the Trust from time to time. Each Fund offers two classes of shares-Class A and Class B shares. Each share class has its own expense structure.

The Trust's Funds are investment options under variable annuity contracts (VA contracts) and variable life insurance policies (VLI policies) issued by life insurance companies (Participating Insurance Companies). Some (but not all) Participating Insurance Companies are affiliated with the investment advisor to the Funds. Participating Insurance Companies invest in the Funds through separate accounts that they set up for that purpose. Owners of VA contracts and of VLI policies invest in sub-accounts of those separate accounts through instructions they give to their insurance company. The principal underwriter of the Funds is Liberty Funds Distributor, Inc. (LFD). LFD is an affiliate of LASC.

The prospectuses of the Participating Insurance Companies' separate accounts describe which Funds are available to the purchasers of their VA contracts and VLI policies. The Trust assumes no responsibility for those prospectuses.

                                    THE FUNDS
                                    ---------

DEFINING CAPITALIZATION
--------------------------------------------------------------------------------
A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has issued and outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large capitalization (large cap); medium capitalization (midcap); or small capitalization (small cap). In defining a company's market capitalization, we use capitalization-based categories as they are defined by Lipper, Inc.

According to Lipper, Inc, as of December, 1999, large-cap companies had market capitalizations greater than $9.0 billion, midcap companies had market capitalizations between $2.2 and 9.0 billion, and small-cap companies had market capitalizations less than $2.2 billion. These amounts are subject to change.

                       LIBERTY VALUE FUND, VARIABLE SERIES
                       -----------------------------------


INVESTMENT GOALS
--------------------------------------------------------------------------------
The Fund seeks primarily income and long-term capital growth and, secondarily, preservation of capital.


PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The Fund invests in both U.S. and foreign common stocks. In selecting stocks for the Fund, Colonial invests primarily in "value" stocks. Colonial generally selects stocks which, when purchased, fall into one of the following categories:

     1. Companies whose current business activities provide earnings, dividends or assets that represent above average value;

     2. Companies which have a record of consistent earnings growth that may provide above average stability or value in turbulent markets; or

     3. Companies with anticipated business growth prospects that represent above average value.

Colonial assesses whether a company's prospects are "above average." Colonial makes this judgment subjectively, based upon available information.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions.

Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If Colonial's assessment of a company's prospects is wrong, the price of its stock may not approach the value Colonial has placed on it.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

THE FUNDS  Liberty Value Fund, Variable Series


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class A shares. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for 1 year, 5 years and the life of the Fund. The Fund's return is compared to the Standard & Poor's 500 Index (S&P Index), an unmanaged index that tracks the performance of a selection of widely held common stocks. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper Growth & Income - Annuities Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.


CALENDAR YEAR TOTAL RETURNS(1)

1994    -0.76%
1995    30.03%
1996    17.89%
1997    28.97%
1998    11.13%
1999     5.55%

The Fund's year-to-date total return through March 31, 2000 was -1.59%.

For period shown in bar chart:

Best quarter:  4th quarter 1998, +16.92%

Worst quarter: 3rd quarter 1998, -13.57%

AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 1999(1)

                                             INCEPTION                                  LIFE OF THE
                                               DATE          1 YEAR        5 YEARS         FUND

Fund (%)                                      7/1/93           5.55         18.32         14.52
-------------------------------------------------------------------------------------------------
S&P Index (%)                                   N/A           21.03         28.54         22.46(2)
-------------------------------------------------------------------------------------------------
Lipper Average (%)                              N/A           14.63         21.86         17.74(2)


(1) Because the Class B shares have not completed a full calendar year, the bar chart and average annual total returns shown are for Class A shares, the oldest existing fund class.

(2)  Performance information is from June 30, 1993.

                 COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES


INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks long-term growth.


PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests primarily in small capitalization stocks of U.S. companies. These are stocks with market capitalizations of less than the market capitalization of the stock in the Russell 2000 Index that has the largest capitalization at the time of purchase. The remainder of the Fund's assets may be invested in other stocks, or in bonds that are rated or considered by the advisor to be investment-grade. In managing the Fund, Colonial uses a value investing strategy that focuses on buying stocks cheaply when they are undervalued or "out of favor." Colonial buys stocks that have attractive current prices, consistent operating performance and/or favorable future growth prospects. Colonial's strategy uses fact-based quantitative analysis supported by fundamental business and financial analysis.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions.

Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If Colonial's assessment of a company's prospects is wrong, the price of its stock may not approach the value Colonial has placed on it.

THE FUNDS Colonial Small Cap Value Fund, Variable Series


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows the Fund's performance by illustrating the Fund's calendar year total returns for its Class A shares. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for 1 year and the life of the Fund. The Fund's return is compared to the Russell 2000 Index (Russell Index), an unmanaged index that tracks the performance of small-capitalization stocks traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper Small Cap-Annuities Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy..

CALENDAR YEAR TOTAL RETURNS(2)


                                  [BAR GRAPH]

1999                6.34%


The Fund's year-to-date total return through March 31, 2000 was +1.43%.

For period shown in bar chart:

Best quarter: 2nd quarter 1999, +16.78%

Worst quarter: 1st quarter 1999, -13.27%



AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 1999(2)

                                             INCEPTION                    LIFE OF THE
                                               DATE          1 YEAR          FUND

Fund (%)                                      5/19/98          6.34         (4.85)
-----------------------------------------------------------------------------------
Russell Index (%)                               N/A           21.26          4.01(3)
-----------------------------------------------------------------------------------
Lipper Average (%)                              N/A           37.57         12.97(3)

(2) Because the Class B shares have not completed a full calendar year, the bar chart and average annual total returns shown are for Class A shares, the oldest existing fund class.

(3)  Performance information is from April 30, 1998.

               COLONIAL U.S. GROWTH & INCOME FUND, VARIABLE SERIES


INVESTMENT GOALS
--------------------------------------------------------------------------------
The Fund seeks long-term growth and income.


PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests primarily in large capitalization stocks. These are stocks with market capitalizations of greater than $3 billion at the time of purchase. Up to 10% of the Fund's assets may be invested in debt securities.

In selecting debt securities for the Fund, Colonial may invest in:

     -    debt securities that are convertible into common stock;

     - corporate debt securities rated investment-grade by at least two nationally recognized rating organizations (investment grade stocks have a rating of BBB or higher by Standard & Poor's Ratings Services or Baa or higher by Moody's Investors Service, Inc.); and

     -    debt securities issued or guaranteed by the U.S. government.

In managing the Fund, Colonial uses a value investing strategy that focuses on buying stocks cheaply when they are undervalued or "out of favor." Colonial buys stocks that have attractive current prices, consistent operating performance and/or favorable future growth prospects. Colonial's strategy uses quantitative analysis supported by fundamental business and financial analyses.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions. Market risk includes interest rate risk.

Because the Fund may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If Colonial's assessment of a company's prospects is wrong, the price of its stock may not approach the value Colonial has placed on it.

THE FUNDS  Colonial U.S. Growth & Income Fund, Variable Series


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class A shares. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for 1 year, 5 years and the life of the Fund. The Fund's return is compared to the Standard & Poor's 500 Index (S&P Index), an unmanaged index that tracks the performance of a selection of widely held common stocks. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper Growth & Income - Annuities Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.


CALENDAR YEAR TOTAL RETURNS(5)


                                  [BAR GRAPH]

1995                29.70%
1996                21.84%
1997                32.23%
1998                20.15%
1999                12.00%


The Fund's year-to-date total return through March 31, 2000 was +0.40%.

For period shown in bar chart:

Best quarter:  4th quarter 1998, +21.79%

Worst quarter: 3rd quarter 1998, -14.16%

AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 1999(5)

                                             INCEPTION                                 LIFE OF THE
                                               DATE          1 YEAR       5 YEARS         FUND

Fund (%)                                      7/5/94          12.00        22.97         21.64
--------------------------------------------------------------------------------------------------
S&P Index (%)                                   N/A           21.03        28.54         26.73(6)
--------------------------------------------------------------------------------------------------
Lipper Average (%)                              N/A           14.63        21.86         20.42(6)

(5) Because the Class B shares have not completed a full calendar year, the bar chart and average annual total returns shown are for Class A shares, the oldest existing fund class.

(6)  Performance information is from June 30, 1994.

                 COLONIAL STRATEGIC INCOME FUND, VARIABLE SERIES


INVESTMENT GOALS
--------------------------------------------------------------------------------
The Fund seeks as high a level of current income as is consistent with prudent risk and maximizing total return.


PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The Fund seeks to achieve its investment goals by investing in:

-    debt securities issued by the U.S. government;

-    debt securities issued by foreign governments; and

-    lower-rated corporate debt securities.

Colonial allocates the Fund's investments among these types of securities at any given time based on its estimate of the expected performance and risk of each type of investment.

The Fund pursues its investment goals by investing a portion of its assets in lower-rated corporate debt securities. These securities have the following ratings:

-    BB through C by Standard & Poor's Ratings Services;

-    Ba through D by Moody's Investors Service, Inc.;

-    a comparable rating by another nationally recognized rating service; or

- the security is unrated and Colonial believes it to be comparable in quality to securities having such ratings as noted above.

The Fund may invest in securities issued or guaranteed by foreign governments or foreign companies, including securities issued in emerging market countries.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions. Market risk includes interest rate risk.

Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Because the Fund may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

THE FUNDS  Colonial Strategic Income Fund, Variable Series


Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

Emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

Lower-rated debt securities involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities. Lower-rated debt securities have the added risk that the issuer of the security may default and not make payment of interest or principal.

THE FUNDS  Colonial Strategic Income Fund, Variable Series


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class A shares. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for 1 year, 5 years and the life of the Fund. The Fund's return is compared to the Lehman Brothers Government/Corporate Bond Index (Lehman Index), an unmanaged index that tracks the performance of a selection of U.S. government agency, Treasury and investment-grade corporate bonds. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper General Bonds - Annuities Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.


CALENDAR YEAR TOTAL RETURNS(7)


                                  [BAR GRAPH]

1995                18.30%
1996                 9.83%
1997                 9.11%
1998                 6.03%
1999                 1.78%


The Fund's year-to-date total return through March 31, 2000 was -0.10%.

For period shown in bar chart:

Best quarter:  1st quarter 1995, +5.62%

Worst quarter: 1st quarter 1997, -1.00%



AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 1999(7)

                                             INCEPTION       1 YEAR       5 YEARS      LIFE OF THE
                                               DATE                                       FUND

Fund (%)                                      7/5/94          1.78          8.88          8.26
--------------------------------------------------------------------------------------------------
Lehman Index (%)                                N/A          (2.15)         7.61          7.06(8)
--------------------------------------------------------------------------------------------------
Lipper Average (%)                              N/A           0.76          7.84          7.03(8)

(7) Because the Class B shares have not completed a full calendar year, the bar chart and average annual total returns shown are for Class A shares, the oldest existing fund class.

(8)  Performance information is from June 30, 1994.

              COLONIAL HIGH YIELD SECURITIES FUND, VARIABLE SERIES


INVESTMENT GOALS
--------------------------------------------------------------------------------
The Fund seeks current income and total return.


PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The Fund pursues its investment goals by investing primarily in lower-rated corporate debt securities. These securities have the following ratings:

-    BB through C by Standard & Poor's Ratings Services;

-    Ba through D by Moody's Investors, Service, Inc.;

-    a comparable rating by another nationally recognized rating service; or

- the security is unrated and Colonial believes it to be comparable in quality to securities having such ratings as noted above.

Although the Fund will invest primarily in debt securities, the Fund may invest in equity securities to seek capital appreciation. Equity securities include common stocks, preferred stocks, warrants and debt securities convertible into common stocks. Additionally, the Fund may invest in securities issued or guaranteed by foreign governments or foreign companies, including securities issued in emerging market countries.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions. Market risk includes interest rate risk.

Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Because the Fund may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

Lower-rated debt securities involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities. Lower-rated debt securities have the added risk that the issuer of the security may default and not make payment of interest or principal.

THE FUNDS Colonial Hugh Yield Securities Fund, Variable Series


Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

Emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

THE FUNDS Colonial Hugh Yield Securities Fund, Variable Series


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows the Fund's performance by illustrating the Fund's calendar year total return for its Class A shares. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for 1 year and the life of the Fund. The Fund's return is compared to the CS First Boston Global High Yield Index (CS Index), an unmanaged index that tracks the performance of high yield bond funds. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper High Current Yield - Annuities Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.


CALENDAR YEAR TOTAL RETURNS(9)


                                  [BAR GRAPH]

1999                1.65%


The Fund's year-to-date total return through March 31, 2000 was -1.36%.

For period shown in bar chart:

Best quarter:  1st quarter 1999, +3.11%

Worst quarter: 3rd quarter 1999, -1.90%



AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 1999(9)

                                            INCEPTION        1 YEAR       LIFE OF THE
                                               DATE                           FUND

Fund (%)                                      5/19/98         1.65           (0.59)
--------------------------------------------------------------------------------------
CS Index (%)                                    N/A           3.28            0.06(10)
--------------------------------------------------------------------------------------
Lipper Average (%)                              N/A           4.04           (0.28)(10)

(9) Because the Class B shares have not completed a full calendar year, the bar chart and average annual total returns shown are for Class A shares, the oldest existing fund class.

(10) Performance information is from April 30, 1998.

                  LIBERTY ALL-STAR EQUITY FUND, VARIABLE SERIES


INVESTMENT GOALS
--------------------------------------------------------------------------------
The Fund seeks total investment return, comprised of long-term capital appreciation and current income, through investment primarily in a diversified portfolio of equity securities.


PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests primarily in equity and equity related securities, which include common stocks, bonds convertible into stocks, warrants and other rights to purchase stocks.

The Fund's sub-advisor, LAMCO, utilizes a multi-manager concept. LAMCO allocates the Fund's portfolio assets on an approximately equal basis among a number of independent investment management organizations (Portfolio Managers). There are five Portfolio Managers as of the date of this prospectus, each of which employs a different investment style. LAMCO attempts to rebalance the portfolio among the Portfolio Managers so as to maintain an approximately equal allocation of the portfolio among them throughout all market cycles.

In LAMCO's opinion, the multi-manager concept provides advantages over the use of a single manager for the following reasons:

     - Most equity investment management firms consistently employ a distinct investment "style" which causes them to emphasize stocks with particular characteristics;

     - Because of changing investor preferences, any given investment style will move into and out of market favor and will result in better investment performance under certain market conditions, but less successful performance under other conditions;

     - Consequently, by allocating the Fund's portfolio on an approximately equal basis among Portfolio Managers employing different styles, the impact of any one style on investment performance will be diluted, and the investment performance of the total portfolio will be more consistent and less volatile over the long term than if a single style were employed throughout the entire period; and

     - More consistent performance at a given annual rate of return over time produces a higher rate of return for the long term than more volatile performance having the same average annual rate of return.

The Fund's current Portfolio Managers and investment styles are as follows:

     - J.P. Morgan Investment Management Inc. uses a value approach by investing in companies that are diversified across all sectors and that are undervalued relative to the firm's projected growth rates.
     - Oppenheimer Capital uses a value approach by investing in companies that exhibit the ability to generate excess cash flow while earning high returns on invested capital.
     - Boston Partners Asset Management, L.P. uses a value approach by investing in companies with low price-to-earnings and price-to-book ratios where a catalyst for positive change has been identified.
     - Westwood Management Corporation uses a growth approach by investing in growth companies selling at reasonable valuations based on the firm's earnings projections which are not yet reflected in consensus estimates.
     - TCW Investment Management Company incorporates secular growth trends and uses a "bottom-up" approach by investing in primarily large-cap companies that have distinct business model advantages.

LAMCO continuously monitors the performance and investment styles of the Fund's Portfolio Managers and from time to time may recommend changes of Portfolio Managers based on factors such as:

     - Changes in a Portfolio Manager's investment style or a departure by a Portfolio Manager from the investment style for which it had been selected;

     - A deterioration in a Portfolio Manager's performance relative to that of other investment management firms practicing a similar style; or

     -    Adverse changes in its ownership or personnel.

THE FUNDS  Liberty All-Star Equity Fund, Variable Series


LAMCO also may recommend Portfolio Manager changes to change the mix of investment styles employed by the Fund's Portfolio Managers. The Board of Trustees must approve all Portfolio Manager changes. LAMCO is also the manager of Liberty All-Star Equity Fund, a multi-managed, closed-end fund and Liberty All-Star Growth & Income Fund, a multi-managed open-ended fund. These funds have the same investment objective and investment program as the Fund, and currently have the same Portfolio Managers. LAMCO expects that these funds will make corresponding changes if and when Portfolio Managers are changed in the future.

The Fund will remain substantially fully invested during periods when stock prices generally rise and also during periods when they generally decline. The Fund is intended to be a long-term investment vehicle and is not designed to provide a means of speculating on short-term stock market movements.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions. Market risk includes interest rate risk.

Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the Portfolio Managers' assessment of a company's prospects is wrong, the price of its stock may not approach the value the Portfolio Managers have placed on it.

THE FUNDS  Liberty All-Star Equity Fund, Variable Series


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class A shares. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for 1 year and the life of the Fund. The Fund's return is compared to the Russell 3000 Index (Russell Index), a capitalization weighted total return index which is comprised of 3000 of the largest capitalized U.S. domiciled companies whose common stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and NASDAQ. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper Growth & Income - Annuities Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.


CALENDAR YEAR TOTAL RETURNS(11)


                                  [BAR GRAPH]

1998           18.67%
1999            8.47%


The Fund's year-to-date total return through March 31, 2000 was +5.21%.

For the period shown in bar chart:

Best quarter:  4th quarter 1998, +18.67%

Worst quarter: 3rd quarter 1998, -12.05%



AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 1999(11)

                                             INCEPTION       1 YEAR      LIFE OF THE
                                               DATE                          FUND

Fund (%)                                     11/17/97         8.47          13.05
-------------------------------------------------------------------------------------
Russell Index (%)                               N/A          20.90          23.85(12)
-------------------------------------------------------------------------------------
Lipper Average (%)                              N/A          14.63          16.24(12)

(11) Because the Class B shares have not completed a full calendar year, the bar chart and average annual total returns shown are for Class A shares, the oldest existing fund class.

(12) Performance information is from October 30, 1997.

                       NEWPORT TIGER FUND, VARIABLE SERIES


INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks long-term capital appreciation.


PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests primarily in stocks of companies located in the ten Tiger countries of Asia. The Tigers of Asia are Hong Kong, Singapore, South Korea, Taiwan, Malaysia, Thailand, India, Indonesia, The People's Republic of China and the Philippines. In selecting investments for the Fund, Newport typically purchases stocks of quality growth companies.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goal. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

Because the Fund's investments are concentrated in the ten Tiger countries of Asia, the Fund is particularly susceptible to regional risks. Events in any one Tiger country may impact the other countries in the Asian region as a whole. As a result events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which may result in greater losses and volatility.

Emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

THE FUNDS  Newport Tiger Fund, Variable Series


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class A shares. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for 1 year and the life of the Fund. The Fund's return is compared to the Morgan Stanley Capital International EAFE GDP Index (MSCI Index), a broad-based, unmanaged index that tracks the performance of foreign stocks. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper Pacific-Region-Annuities Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.

CALENDAR YEAR TOTAL RETURNS(13)


                                  [BAR GRAPH]

1996           11.73%
1997          -31.14%
1998           -6.43%
1999           68.01%


The Fund's year-to-date total return through March 31, 2000 was +1.91%.

For the period shown in bar chart:

Best quarter:  4th quarter 1998, +37.93%

Worst quarter: 2nd quarter 1998, -28.81%



AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 1999(13)

                                            INCEPTION                    LIFE OF THE
                                               DATE          1 YEAR          FUND

Fund (%)                                      5/1/95          68.01          7.31
-------------------------------------------------------------------------------------
MSCI Index (%)                                  N/A           31.00         15.72(14)
-------------------------------------------------------------------------------------
Lipper Average (%)                              N/A           79.74          4.24(14)

(13) Because the Class B shares have not completed a full calendar year, the bar chart and average annual total returns shown are for Class A shares, the oldest existing fund class.

(14) Performance information is from April 30, 1995.

            CRABBE HUSON REAL ESTATE INVESTMENT FUND, VARIABLE SERIES


INVESTMENT GOALS
--------------------------------------------------------------------------------
The Fund seeks to provide growth of capital and current income.


PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests at least 75% of its total assets in equity securities of real estate investment trusts (REITs) and other real estate industry companies. In managing the Fund, the sub-advisor follows a basic value contrarian approach in selecting securities for its portfolio.

The contrarian approach puts primary emphasis on security price, balance sheet and cash flow analysis and on the relationship between the market price of a security and its estimated intrinsic value as a share of an ongoing business.

REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interest. The Fund's REIT investments will consist primarily of equity REITs which invest the majority of their assets directly in real estate and derive income primarily from rents.

Other real estate industry companies in which the Fund may invest are companies that derive at least 50% of their revenues or profits from either (a) the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate or (b) products or services related to the real estate industry, such as building supplies or mortgage servicing.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions. Market risk includes interest rate risk.

The Fund may invest in equity real estate investment trusts (REITs). REITs are entities which either own properties or make construction or mortgage loans. Equity REITs may also include operating or finance companies. Investing in REITs involves certain unique risks in addition to those risks associated with the real estate industry in general. The prices of equity REITs are affected by changes in the value of the underlying property owned by the REITs. REITs are subject to heavy cash flow dependency and default by borrowers. In addition, although the Fund does not invest directly in real estate, a REIT investment by the Fund is subject to certain of the risks associated with the ownership of real estate. These risks include possible declines in the value of real estate, risks related to general and local economic conditions, possible lack of availability of mortgage funds, and changes in interest rates.

The basic value contrarian approach is based on Crabbe Huson's belief that the securities of many companies often sell at a discount from the securities' estimated intrinsic value. The Fund attempts to identify and invest in such undervalued securities in the hope that their market price will rise to their estimated intrinsic value. If Crabbe Huson's assessment of a company's prospects is wrong, the price of its stock may not approach the value Crabbe Huson has placed on it.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
Because the Fund has not completed one full calendar year of investment performance, information related to the Fund's performance has not been included in this prospectus.

The Fund's return is compared to the NAREIT Equity Index, an unmanaged index that tracks the performance of all equity real estate investment trusts that trade on the New York Stock Exchange, the American Stock Exchange and the NASDAQ. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices.

            LIBERTY NEWPORT JAPAN OPPORTUNITIES FUND, VARIABLE SERIES


INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks capital appreciation.


PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests substantially all of its assets in stocks of companies whose principal activities are in Japan. Newport will determine where a company's principal activities are located by considering its country of organization, the principal trading market for its stock, the source of its revenues and the location of its assets. The Fund invests in stocks of well-established companies with histories of consistent earnings growth in industries with attractive or improving prospects.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goal. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions.

Because the Fund primarily invests in equity securities, it is subject to equity risk. The equity markets are volatile, and the value of the Fund's securities and futures and options contracts may fluctuate drastically from day-to-day. This volatility may cause the value of your investment in the Fund to decrease.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

Because the Fund's investments are concentrated in Japan, the value of the Fund's shares is susceptible to country concentration risks. The political, economic and market conditions within Japan and movements in the currency exchange rates between Japan and the U.S. may cause the value of the Fund's shares to fluctuate more widely than the value of the shares of a fund that invests in companies located in a number of different countries. The Fund's concentration in Japan may also result in greater losses to the Fund than if the Fund were more geographically diversified.

Because the Fund is a new fund and has not completed one full year of investment performance, information related to the Fund's performance has not been included in this prospectus.

                   LIBERTY SELECT VALUE FUND, VARIABLE SERIES


INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks long-term growth.


PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The Fund invests, under normal market conditions, primarily in middle capitalization stocks.

In managing the Fund, Colonial uses a value investing strategy that focuses on buying stocks cheaply when they are undervalued or "out of favor." Colonial buys stocks that have attractive current prices, consistent operating performance and/or favorable future growth prospects. Colonial's strategy uses fact-based, quantitative analysis supported by fundamental business and financial analyses.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goal. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions.

Because the Fund primarily invests in equity securities, it is subject to equity risk. The equity markets are volatile, and the value of the Fund's securities and futures and options contracts may fluctuate drastically from day-to-day. This volatility may cause the value of your investment in the Fund to decrease.

Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If Colonial's assessment of a company's prospects is wrong, the price of its stock may not approach the value Colonial has placed on it.

Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

Because the Fund is a new fund and has not completed one full year of investment performance, information related to the Fund's performance has not been included in this prospectus.

                 RYDEX FINANCIAL SERVICES FUND, VARIABLE SERIES


INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks capital appreciation.


PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The Fund invests in companies that are involved in the financial services sector (Financial Services Companies). The Fund invests substantially all of its assets in equity securities of Financial Services Companies that are traded in the United States. Financial Services Companies include commercial banks, savings and loan associations, insurance companies, brokerage companies or other investment related companies. Under SEC regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goal. It is possible to lose money by investing in the Fund.

Because the Fund primarily invests in equity securities, it is subject to equity risk. The equity markets are volatile, and the value of the Fund's securities and futures and options contracts may fluctuate drastically from day-to-day. This volatility may cause the value of your investment in the Fund to decrease.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions.

Since the Fund invests in the securities of a limited number of issuers conducting business in the financial services sector, it is subject to concentration risk. Concentration risk is the risk that the securities of issuers in the financial services sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial Services Companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector.

As a non-diversified mutual fund, the Fund is allowed to invest a greater percentage of its total assets in the securities of a single issuer. This may concentrate issuer risk and, therefore the Fund may have an increased risk of loss compared to a similar diversified mutual fund.

Because the Fund is a new fund and has not completed one full year of investment performance, information related to the Fund's performance has not been included in this prospectus.

                     RYDEX HEALTH CARE FUND, VARIABLE SERIES


INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks capital appreciation.


PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The Fund invests in companies that are involved in the health care industry (Health Care Companies). The Fund invests substantially all of its assets in equity securities of Health Care Companies that are traded in the United States. Health Care Companies include pharmaceutical companies, companies involved in research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care-related products or services.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goal. It is possible to lose money by investing in the Fund.

Because the Fund primarily invests in equity securities, it is subject to equity risk. The equity markets are volatile, and the value of the Fund's securities and futures and options contracts may fluctuate drastically from day-to-day. This volatility may cause the value of your investment in the Fund to decrease.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions.

Since the Fund invests in the securities of a limited number of issuers conducting business in the health care sector, it is subject to concentration risk. Concentration risk is the risk that the securities of issuers in the health care sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Health Care Companies may fluctuate widely due to government regulation and approval of their products and services, which can have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a Health Care Company's market value and/or share price.

As a non-diversified mutual fund, the Fund is allowed to invest a greater percentage of its total assets in the securities of a single issuer. This may concentrate issuer risk and, therefore the Fund may have an increased risk of loss compared to a similar diversified mutual fund.

Because the Fund is a new fund and has not completed one full year of investment performance, information related to the Fund's performance has not been included in this prospectus.

                   LIBERTY S&P 500 INDEX FUND, VARIABLE SERIES


INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks capital appreciation by matching the performance of a benchmark index that measures the investment returns of stocks of large U.S. companies.


PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The Fund employs a passive management strategy designed to match, as closely as possible, the performance of the Standard & Poor's 500 Composite Stock Price Index (S&P 500(R))(15), which is comprised of stocks of large U.S. companies. The Fund invests at least 80% of its assets in the stocks that make up the S&P
500. The Fund may also invest in stock index futures and options.

Although a security may be included in the S&P 500, State Street may exclude or remove the security if adverse market conditions exist.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goal. It is possible to lose money by investing in the Fund.

Because the Fund primarily invests in equity securities, it is subject to equity risk. The equity markets are volatile, and the value of the Fund's securities and futures and options contracts may fluctuate drastically from day-to-day. This volatility may cause the value of your investment in the Fund to decrease.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions.

Because the Fund primarily invests in equity securities, it is subject to equity risk. The equity markets are volatile, and the value of the Fund's securities and futures and options contracts may fluctuate drastically from day-to-day. This volatility may cause the value of your investment in the Fund to decrease.

Tracking Error Risk. There are several reasons that the Fund's performance may not track the S&P 500 exactly:

Unlike the S&P 500 Index, the Fund incurs administrative expenses and transaction costs in trading stocks.

The composition of the S&P 500 and the stocks held by the Fund may occasionally diverge.

The timing and magnitude of cash inflows from investors buying shares could create large balances of uninvested cash. Conversely, the timing and magnitude of cash outflows to investors selling shares could require large ready reserves of uninvested cash. Either situation would likely cause the Fund's performance to deviate from the "fully invested" S&P 500.


(15) "Standard & Poor's(R)" and "S&P 500(R)" are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by Liberty Funds Distributor, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of Standard & Poor's.

THE FUNDS  Liberty S&P 500 Index Fund, Variable Series


Futures and Options Risk. The Fund may invest, to a limited extent, in stock index futures or options, which are types of derivatives. The Fund will not use these derivatives for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. The Fund invests in derivatives to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market. Risks associated with derivatives include but are not limited to:

- the risk that the derivative is not well correlated with the security for which it is acting as a substitute;

- the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; and

- the risk that the Fund cannot sell the derivative because of an illiquid secondary market.

If the Fund invests in futures contracts and options on futures contracts for non-hedging purposes, the margin and premiums required to make those investments will not exceed 5% of the Fund's net asset value after taking into account unrealized profits and losses on the contracts. Futures contracts and options on futures contracts used for non-hedging purposes involve greater risks than stock investments.

Because the Fund is a new fund and has not completed one full year of investment performance, information related to the Fund's performance has not been included in this prospectus.

                         TRUST MANAGEMENT ORGANIZATIONS
                         ------------------------------


THE TRUSTEES
--------------------------------------------------------------------------------
The business of the Trust and the Funds is supervised by the Trust's Board of Trustees. The Statement of Additional Information contains names of and biographical information on the Trustees.


INVESTMENT ADVISOR: LIBERTY ADVISORY SERVICES CORP.
--------------------------------------------------------------------------------
LASC, located at 125 High Street, Boston Massachusetts 02110, is the investment advisor to the Funds. LASC is an indirect wholly-owned subsidiary of Liberty Financial Companies, Inc. (LFC). LASC has been an investment advisor since 1993. As of March 31, 2000, LASC managed over $853 million in assets. LASC designates the Trust's Sub-Advisors, evaluates and monitors Sub-Advisors' performance and investment programs and recommends to the Board of Trustees whether Sub-Advisors' contracts should be continued or modified and whether to remove, replace or add Sub-Advisors. LASC also has the responsibility of administering the Trust's operations, which it may delegate, at its own expense, to certain affiliates. LASC has delegated its administrative responsibilities to Colonial in accordance with this authority.

For the 1999 fiscal year, the Trust paid LASC management fees at the following annual rates of the average daily net assets of each specified Fund:

             Liberty Value Fund, Variable Series                                0.65%
             Colonial Small Cap Value Fund, Variable Series                     0.80% (16)
             Colonial U.S. Growth & Income Fund, Variable Series                0.80%
             Colonial Strategic Income Fund, Variable Series                    0.65%
             Colonial High Yield Securities Fund, Variable Series               0.60% (17)
             Liberty All-Star Equity Fund, Variable Series                      0.80%
             Newport Tiger Fund, Variable Series                                0.90%
             Crabbe Huson Real Estate Investment Fund, Variable Series          1.00% (18)

(16) The Small Cap Fund's advisor has voluntarily agreed to waive its management fee and reimburse other expenses so that total expenses of the Fund (excluding interest, taxes, 12b-1, brokerage and extraordinary expenses) do not exceed 1.00%. As a result the actual management fee paid to the advisor for the 1999 fiscal year was 0.00%.
(17) The High Yield Fund's advisor has voluntarily agreed to waive its management fee and reimburse other expenses so that total expenses of the Fund (excluding interest, taxes, 12b-1, brokerage and extraordinary expenses) do not exceed 0.80%. As a result the actual management fee paid to the advisor for the 1999 fiscal year was 0.12%.
(18) The Real Estate Fund's advisor has voluntarily agreed to waive its management fee and reimburse other expenses so that total expenses of the Fund (excluding interest, taxes, 12b-1, brokerage and extraordinary expenses) do not exceed 1.20%. As a result the actual management fee paid to the advisor for the 1999 fiscal year was 0.00%.

The Liberty Newport Japan Opportunities Fund, Variable Series, Liberty Select Value Fund, Variable Series, Rydex Financial Services Fund, Variable Series, Rydex Health Care Fund, Variable Series and Liberty S&P 500 Index Fund, Variable Series commenced investment operations on May 30, 2000. For LASCs services as investment advisor, the Trust pays LASC a management fee at the following annual rates of the average daily net assets of each specified Fund:

             Liberty Newport Japan Opportunities Fund, Variable Series                  1.20%
             Liberty Select Value Fund, Variable Series                                 0.70%
             Rydex Financial Services Fund, Variable Series                             0.85%
             Rydex Health Care Fund, Variable Series                                    1.00%
             Liberty S&P 500 Index Fund, Variable Series                                0.40%


INVESTMENT SUB-ADVISORS AND PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
The Sub-Advisors manage the assets of the Funds under the supervision of LASC and the Board of Trustees. Each Sub-Advisor determines which securities and other instruments are purchased and sold for the Fund(s) it sub-advises. Each Sub-Advisor is an indirect wholly-owned subsidiary of LFC.

TRUST MANAGEMENT ORGANIZATIONS


COLONIAL
Colonial, an investment advisor since 1931, is the Sub-Advisor of each of the Value Fund, Small Cap Fund, U.S. Growth & Income Fund, Strategic Income Fund, High Yield Fund, Select Value Fund, Financial Services Fund, Health Care Fund and S&P 500 Fund. Colonial's principal business address is One Financial Center, Boston, Massachusetts 02111. As of March 31, 2000, Colonial managed over $15.7 billion in assets.

LASC, out of the management fees it receives from the Trust, pays Colonial sub-advisory fees at the following annual rates of the average daily net assets of each specified Fund:

             Liberty Value Fund, Variable Series                                0.45%
             Colonial Small Cap Value Fund, Variable Series                     0.60%
             Colonial U.S. Growth & Income Fund, Variable Series                0.60%
             Colonial Strategic Income Fund, Variable Series                    0.45%
             Colonial High Yield Securities Fund, Variable Series               0.40%
             Liberty Select Value Fund, Variable Series                         0.50%
             Rydex Financial Services Fund, Variable Series                     0.65%
             Rydex Health Care Fund, Variable Series                            0.80%
             Liberty S&P 500 Index Fund, Variable Series                        0.20%

Colonial also provides transfer agency, pricing and record keeping services for the Funds under separate agreements.

Scott Schermerhorn, a senior vice president of Colonial, has managed the Value Fund since November, 1999. Mr. Schermerhorn has managed various other funds at Colonial since October, 1998. From May, 1996 to October, 1998, Mr. Schermerhorn was the head of the value team at Federated Investors, where he managed the American Leader Fund, Federated Stock Trust and Federated Stock and Bond Fund, as well as other institutional accounts. From February, 1990 to May, 1996, Mr. Schermerhorn was a portfolio manager and a member of the growth and income team at J&W Seligman.

James P. Haynie, a senior vice president of Colonial, has co-managed the Small Cap Fund since 1993.

Michael Rega, a vice president of Colonial, has co-managed the Small Cap Fund since 1996. He was an analyst at Colonial from 1993 to 1996.

Mark Stoeckle has managed the U.S. Growth & Income Fund since December, 1996. Mr. Stoeckle is a senior vice president of Colonial. Prior to joining Colonial in October, 1996, Mr. Stoeckle was a portfolio manager at Massachusetts Financial Services Company from January, 1993 to October, 1996.

Carl C. Ericson has managed the Strategic Income Fund since its inception in July, 1994. He also has co-managed the High Yield Fund since January, 1999. Mr. Ericson, a senior vice president of Colonial and director of Colonial's Taxable Fixed Income Group, has managed various other Colonial taxable income funds since 1985.

Scott B. Richards, a senior vice president of Colonial, has co-managed the High Yield Fund since May, 1999. Prior to joining Colonial he was employed with State Street Research & Management Company as a vice president and a portfolio manager from January, 1994 to May, 1999.

James P. Haynie, a senior vice president of Colonial, is a co-manager of the Select Value Fund. He has been employed by Colonial since 1993 and has managed other funds Colonial advises since that time.

Michael Rega, a vice president of Colonial, is a co-manager of the Select Value Fund. He has been employed by Colonial since 1993 as an analyst or co-manager of other funds Colonial advises.

Colonial will use Newport's trading facilities when buying or selling foreign securities for the Funds' portfolios. Newport executes all trades under its own procedures.

TRUST MANAGEMENT ORGANIZATIONS


Colonial is a manager of other investment managers which Colonial recommends to the Board of Trustees for appointment pursuant to portfolio management agreements among the Trust, Colonial and the Portfolio Managers. The management agreements permit each Portfolio Manager to have full investment discretion and authority over investment of a portion of the Fund's assets that they sub-advise.

Colonial's investment advisory business is managed together with the mutual funds and institutional investment advisory businesses of its affiliate, Stein Roe. Colonial is part of a larger business unit that includes several separate legal entities known as Liberty Funds Group LLC (LFG). The LFG business unit and Stein Roe are managed by a single management team. Stein Roe, Colonial and the other LFG entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Stein Roe and Colonial are registered investment advisors. Colonial, the other entities that make up LFG and Stein Roe are subsidiaries of Liberty Financial Companies, Inc.


PADCO ADVISORS II, INC.
PADCO Advisors II, Inc. (PADCO), an investment advisor since 1993, is the Portfolio Manager to the Financial Services Fund and the Health Care Fund. PADCO's principal business address is 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852. As of March 31, 2000, PADCO managed over $8 billion in assets.

Out of the management fees it receives from LASC, Colonial pays PADCO a fee at the following annual rates of average daily net assets of each specified Fund:

                  Rydex Financial Services Fund, Variable Series                        0.50% (19)
                  Rydex Health Care Fund, Variable Series                               0.50% (19)

(19) When the combined assets of both the Financial Services Fund and Health Care Fund reach $300 million, the annual fee for each Fund will be reduced to 0.45% of the average daily net assets thereafter.

Each Fund is managed by a team and no one person is responsible for making investment decisions for a specific Fund. A more complete description of PADCO is included in the Statement of Additional Information.

STATE STREET GLOBAL ADVISORS
State Street Global Advisors (State Street), the investment division of State Street Bank and Trust Company since 1978, is the Portfolio Manager to the S&P 500 Fund. State Street's principal business address is Two International Place, Boston, Massachusetts 02110. As of March 31, 2000, State Street managed over $723 billion in assets.

Out of the management fees it receives from LASC, Colonial pays State Street a fee at the annual rate of $25,000 on average daily net assets up to $50 million and 0.05% on average daily net assets thereafter.

Tom O'Brien, a principal of State Street, is manager of the S&P 500 Fund. A more complete description of State Street is included in the Statement of Additional Information.


LAMCO AND LAMCO'S PORTFOLIO MANAGERS
LAMCO, an investment advisor since 1985, is the Sub-Advisor of the All-Star Equity Fund. LAMCO's principal address is 600 Atlantic Avenue, 23rd Floor, Boston, Massachusetts 02210. As of March 31, 2000, LAMCO managed over $1.8 billion in assets.

LASC, out of the management fees it receives from the Trust, pays LAMCO a sub-advisory fee at the annual rate of 0.60% of the average daily net assets of the All-Star Equity Fund.

LAMCO is a manager of other investment managers which LAMCO recommends to the Board of Trustees for appointment pursuant to portfolio management agreements among the Trust, LAMCO and the Portfolio Managers. The management agreements permit each Portfolio Manager to have full investment discretion and authority over investment of a portion of the Fund's assets.

Out of the management fees it receives from LASC, LAMCO pays each Portfolio Manager a fee at the annual rate of 0.30% of the average daily net assets of the portion of the Fund's assets assigned to that Portfolio Manager.

TRUST MANAGEMENT ORGANIZATIONS


No one individual at LAMCO is responsible for LAMCO's investment management of the All-Star Equity Fund. The following individuals who work for the indicated Portfolio Managers manage a portion of All-Star Equity Fund's assets:

-    Henry D. Cavanna, Managing Director of J.P. Morgan Investment Management,
     Inc.

-    John Lindenthal, Managing Director of Oppenheimer Capital

- Mark Donovan, Chairman, Equity Strategy Committee, of Boston Partners Asset Management, L.P.

- Susan M. Byrne, President and Chief Executive Officer of Westwood Management Corp.

- Glen E. Bickerstaff, Managing Director - U.S. Equities of TCW Investment Management Company

A more complete description of each Portfolio Manager is included in the Statement of Additional Information. The Trust and LAMCO have received an exemptive order from the SEC that permits the All-Star Equity Fund to change Portfolio Managers without a vote of the shareholders. Information regarding any new Portfolio Manager is sent to holders of VA contracts and VLI policies within 90 days following the effective date of the change.

NEWPORT
Newport, an investment advisor since 1987, is the Sub-Advisor of the Tiger Fund and Japan Opportunities Fund. Newport's principal address is 580 California Street, Suite 1960, San Francisco, California 94104. As of March 31, 2000, Newport managed over $1.4 billion in assets.

LASC, out of the management fees it receives from the Trust, pays Newport a sub-advisory fee at the annual rate of 0.70% and 1.00% of the average daily net assets of the Tiger Fund and Japan Opportunities Fund, respectively.

Thomas R. Tuttle and Lynda Couch, president and a managing director, respectively, of Newport, co-manage the Fund. Mr. Tuttle has co-managed other Newport Funds since November, 1995. Mr. Tuttle has been an officer of Newport since 1984. Ms. Couch has managed other Newport Funds since April, 1995. Ms. Couch has been an officer of Newport since 1994.

David Smith, a senior vice president of Newport and its immediate parent, Newport Pacific Management, Inc., is the manager for the Japan Opportunities Fund and has managed various other funds or accounts on behalf of Newport since October, 1994.


CRABBE HUSON
Crabbe Huson, an investment advisor since 1980, is the Sub-Advisor of the Real Estate Fund. Crabbe Huson's principal address is 121 S.W. Morrison, Suite 1400, Portland, Oregon 97204. As of March 31, 2000, Crabbe Huson managed over $267 million in assets.

LASC, out of the management fees it receives from the Trust, pays Crabbe Huson a sub-advisory fee at the annual rate of 0.80% of the average daily net assets of the Real Estate Fund.

Michael B. Stokes has managed the Real Estate Fund since its inception in June, 1999. Mr. Stokes joined Crabbe Huson in August, 1996. Prior to joining Crabbe Huson, he was a financial analyst for Salomon Brothers from July, 1994 to June, 1996.


AFFILIATED BROKER/DEALER
Colonial can use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for a fund's portfolio, pursuant to procedures adopted by the Board of Trustees.

TRUST MANAGEMENT ORGANIZATIONS


RULE 12b-1 PLAN
--------------------------------------------------------------------------------
The Trust has adopted a plan for and on behalf of the Funds' Class B shares in accordance with Rule 12b-1 (Plan) under the Investment Company Act of 1940. The Plan allows the Fund to pay fees for the sale and distribution of their Class B shares. Under the plan, each Fund pays the distributor a distribution fee of 0.25% of the average daily net assets attributable to the Funds' Class B shares. Because these fees are an ongoing expense, over time they increase the cost of an investment and the shares may cost more than shares that are not subject to a distribution fee.


MIXED AND SHARED FUNDING
--------------------------------------------------------------------------------
The Trust serves as the funding medium for VA contracts and VLI policies of Participating Insurance Companies, including those of Keyport, Independence Life & Annuity Company and Keyport Benefit Life Insurance Company, each of which is a wholly owned subsidiary of Keyport, and Liberty Life Assurance Company of Boston, a 90%-owned subsidiary of Liberty Mutual. This is referred to as "mixed and shared funding." The interests of owners of VA contracts and VLI policies could diverge based on differences in state regulatory requirements, changes in the tax laws or other unanticipated developments. The Trust does not foresee any such differences or disadvantages at this time. However, the Board of Trustees monitors for such developments to identify any material irreconcilable conflicts and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts of Participating Insurance Companies might be required to withdraw its investments in one or more Funds or shares of another Fund may be substituted. This might force a Fund to sell securities at disadvantageous prices.

                      OTHER INVESTMENT STRATEGIES AND RISKS


The primary investment strategies of each Fund and the associated risks are described above in each Fund's individual description. This section describes other investments a Fund may make and the risks associated with them. In seeking to achieve its goals, each Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Funds' Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by a Fund's shareholders is not required to modify or change any of a Fund's investment goals or investment strategies.


U.S. GOVERNMENT SECURITIES
--------------------------------------------------------------------------------
(Strategic Income Fund) The Fund will invest in U.S. government securities, including U.S. Treasuries and securities of various U.S. government agencies. Agency securities include mortgage-backed securities, which represent interests in pools of mortgages. The Fund has flexibility to vary its allocation among different types of U.S. government securities based upon the Sub-Advisor's judgment of which types of securities will outperform others. In selecting investments for the Fund, the Sub-Advisor considers a security's expected income, together with its potential to rise or fall in price.


STRUCTURE RISK
--------------------------------------------------------------------------------
(Strategic Income Fund, U.S. Growth & Income Fund, High Yield Fund) Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is present in a Fund because of its investments in mortgage-backed securities and asset-backed securities. Prepayment risk is the possibility that asset-backed securities may be prepaid if the underlying debt securities are prepaid. Prepayment risk for mortgage-backed securities is the possibility that, as interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, asset-backed securities and mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, these securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the security. In addition, the potential impact of prepayment on the price of a security may be difficult to predict and result in greater volatility.


ZERO COUPON BONDS
--------------------------------------------------------------------------------
(Strategic Income Fund, High Yield Fund) Zero coupon bonds do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a deep discount. The value of these securities may fluctuate more than similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest on these securities is reported as income to the Fund and distributed to its shareholders..


CONVERTIBLE SECURITIES
--------------------------------------------------------------------------------
(U.S. Growth & Income Fund, High Yield Fund) Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stocks at a specified price or conversion ratio. The risk of investing in convertible securities is the value of the underlying securities will fluctuate.


DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------
Each Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose value depends on, or are derived from, the value of an underlying security, index or currency. A Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for other hedging purposes (e.g., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the derivative, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to a Fund.

OTHER INVESTMENT STRATEGIES AND RISKS


ADDITIONAL EQUITY RISK
--------------------------------------------------------------------------------
The Funds may invest in publicly and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. An investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.


PRICING RISK
--------------------------------------------------------------------------------
The Funds securities are valued at their stated market value if price quotations are available and, if not, by the method that most accurately reflects their current worth in the judgment of the Board of Trustees. This procedure implies an unavoidable risk that our prices are higher or lower than the prices that the securities might actually command if we were to sell them. If we have valued the securities too highly, you may end up paying too much for Fund shares when you buy. If we underestimate securities prices, you may not receive the full market value for your Fund shares when you sell.


EARLY CLOSING RISK
--------------------------------------------------------------------------------
The normal close of trading of securities listed on the National Association of Securities Dealers Automated Quotations system and the New York Stock Exchange is 4:00 P.M., Eastern time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.


TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------
With the exception of the All-Star Equity Fund, each Fund's Sub-Advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, a Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit.

(High Yield Fund) If necessary, the Fund has the ability to invest 100% of its assets in higher-rated securities, if, in Colonial's opinion, economic conditions create a situation where yield spreads narrow between lower- and higher-rated securities.

Taking a temporary defensive position may prevent a Fund from achieving its investment goals.

                              FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand the Funds' financial performance. Information is shown for the Funds' last five fiscal years, (or shorter period if a Fund commenced operations less than five years ago) which run from January 1 to December 31. Because the Class B shares commenced investment operations on June 1, 2000, the Financial Highlights shown are for the Funds' Class A shares, the oldest existing Fund class. Certain information reflects financial results for a single Fund share. This information is included in the Funds' financial statements which have been audited by PricewaterhouseCoopers LLP, independent accountants, whose reports, along with the Funds' financial statements, is included in the Funds' annual report. The Funds' total returns presented below do not reflect the cost of insurance and other insurance company separate account charges which vary with the VA contracts and VLI policies. You can request a free annual report by writing Keyport Financial Services Corp. (see back cover for address) or by calling or writing the Participating Insurance Company which issued your VA contract or VLI policy.


LIBERTY VALUE FUND, VARIABLE SERIES

                                                                          Years Ended December 31,
                                                         1999          1998         1997         1996          1995
 PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period ($)               16.39         15.34        13.96         12.60         10.03
-------------------------------------------------------------------------------------------------------------------------
 Net investment income (a)                               0.17          0.20         0.28          0.28          0.29
-------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gains  on
    investments                                          0.69          1.50         3.75          1.98          2.72
-------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                        0.86          1.70         4.03          2.26          3.01
-------------------------------------------------------------------------------------------------------------------------
 Less distributions:
    Dividends from net investment income                (0.15)        (0.18)       (0.27)        (0.28)        (0.25)
-------------------------------------------------------------------------------------------------------------------------
    In excess of net investment income                   ---          (0.00)       (0.01)          ---           ---
-------------------------------------------------------------------------------------------------------------------------
    Dividends from net realized gains                   (3.85)        (0.47)       (2.37)        (0.62)        (0.19)
-------------------------------------------------------------------------------------------------------------------------
    In excess of net realized gains                     (0.07)        (0.00)        ---            ---           ---
-------------------------------------------------------------------------------------------------------------------------
 Total distributions                                    (4.07)        (0.65)       (2.65)        (0.90)        (0.44)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year ($)                        13.18         16.39        15.34         13.96         12.60
-------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN:
   Total investment return (%) (b)                       5.55         11.13        28.97         17.89         30.03
-------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000) ($)                     197,523       149,820      106,909       93,247        71,070
-------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets (%) (c)         0.73          0.76         0.79          0.79          0.81
-------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income to
    average net assets (%) (c)                           0.99          1.24         1.77          2.02          2.51
-------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover ratio (%)                            172            28           60            24            79

(a) Per share data was calculated using average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested.

(c) The benefits derived from custody credits and directed brokerage arrangements had no impact.

FINANCIAL HIGHLIGHTS


COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES

                                                                  Year Ended       Period Ended
                                                                 December 31,      December 31,
                                                                     1999             1998***

  PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period ($)                           8.59              10.00
----------------------------------------------------------------------------------------------------
  Net investment income (a)                                          0.02               0.08
----------------------------------------------------------------------------------------------------
  Net realized and unrealized gains (losses) on investments          0.52              (1.41)
----------------------------------------------------------------------------------------------------
  Total from investment operations                                   0.54              (1.33)
----------------------------------------------------------------------------------------------------
  Less distributions:
     Dividends from net investment income                           (0.01)             (0.07)
----------------------------------------------------------------------------------------------------
     In excess of net investment income                              ---               (0.01)
----------------------------------------------------------------------------------------------------
  Total distributions                                               (0.01)             (0.08)
----------------------------------------------------------------------------------------------------
  Net asset value, end of year                                       9.12               8.59
----------------------------------------------------------------------------------------------------
  TOTAL RETURN
     Total investment return (%)(b)(c)                               6.34            (13.25)**
----------------------------------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (000) ($)                                 3,817              1,782
----------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets (%) (d)(e)                 1.00              1.00*
----------------------------------------------------------------------------------------------------
  Ratio of net investment income to
     average net assets (%) (d)                                      0.23              1.41*
----------------------------------------------------------------------------------------------------
  Portfolio turnover ratio (%)                                        74                51**

*    Annualized.

**   Not Annualized.

*** For the period from the commencement of operations May 19, 1998 to December 31, 1998.

(a) Per share data was calculated using average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested.

(c) Had the manager not waived or reimbursed a portion of expenses, total return would have been reduced.

(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(e) If the Fund had paid all of its expenses and there had been no reimbursement from the Manager, these ratios would have been 3.66% and 4.32% (annualized), respectively..

FINANCIAL HIGHLIGHTS


COLONIAL U.S. GROWTH & INCOME FUND, VARIABLE SERIES

                                                                              Years Ended December 31,
                                                          1999          1998           1997         1996           1995

  PER SHARE OPERATING PERFORMANCE:

  Net asset value, beginning of year ($)                 18.79         16.29          14.22        12.36          10.27
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (a)                               0.14          0.16           0.20         0.19           0.21
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gains on investments        2.07          3.12           4.37         2.52           2.84
------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                        2.21          3.28           4.57         2.71           3.05
------------------------------------------------------------------------------------------------------------------------------
  Less distributions:
     Dividends from net investment income                (0.11)        (0.12)         (0.18)       (0.17)         (0.16)
------------------------------------------------------------------------------------------------------------------------------
     In excess of net investment income                   ---            ---          (0.01)         ---            ---
------------------------------------------------------------------------------------------------------------------------------
     Dividends from net realized gains on                (1.04)        (0.64)         (2.30)       (0.68)         (0.80)
     investments
------------------------------------------------------------------------------------------------------------------------------
     In excess of net realized gains                      ---          (0.02)         (0.01)         ---            ---
------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                    (1.15)        (0.78)         (2.50)       (0.85)         (0.96)
------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of year ($)                       19.85         18.79          16.29        14.22          12.36
------------------------------------------------------------------------------------------------------------------------------
  TOTAL RETURN:
     Total investment return (%) (b)                     12.00         20.15          32.23        21.84          29.70(c)
------------------------------------------------------------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000) ($)                  212,355       146,239         96,715       60,855         43,017
------------------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets (%) (d)         0.88          0.90           0.94         0.95           1.00(e)
------------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income to
     average net assets (%) (d)                           0.69          0.88           1.19         1.39           1.72(c)
------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover ratio (%)                            101            64             63           77             115

(a) Per share data was calculated using average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Computed giving effect to Manager's expense limitation undertaking.

(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(e) If the Fund had paid all of its expenses and there had been no reimbursement from the Manager, this ratio would have been 1.07%.

FINANCIAL HIGHLIGHTS


COLONIAL STRATEGIC INCOME FUND, VARIABLE SERIES

                                                                                 Years Ended December 31,
                                                             1999          1998          1997          1996            1995

  PER SHARE OPERATING PERFORMANCE:

  Net asset value, beginning of year ($)                    11.08         11.15         11.04         10.99            9.79
----------------------------------------------------------------------------------------------------------------------------------
  Net investment income (a)                                  0.95          0.91          0.90          0.92            0.55
----------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gains (losses)
     on investments and foreign currency transactions       (0.75)        (0.24)         0.11          0.16            1.24
----------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                           0.20          0.67          1.01          1.08            1.79
----------------------------------------------------------------------------------------------------------------------------------
  Less distributions:
     Dividends from net investment income                   (0.84)        (0.72)        (0.79)        (0.96)          (0.56)
----------------------------------------------------------------------------------------------------------------------------------
     In excess of net investment income                      ---          (0.02)        (0.05)          ---            ---
----------------------------------------------------------------------------------------------------------------------------------
     Dividends from net realized gains                       ---            ---         (0.05)        (0.07)          (0.03)
----------------------------------------------------------------------------------------------------------------------------------
     In excess of net realized gains                         ---            ---         (0.01)          ---            ---
----------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                       (0.84)        (0.74)        (0.90)        (1.03)          (0.59)
----------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of year ($)                          10.44         11.08         11.15         11.04           10.99
----------------------------------------------------------------------------------------------------------------------------------
  TOTAL RETURN:
     Total investment return (%) (b)                         1.78          6.03          9.11(c)       9.83(c)        18.30(c)
----------------------------------------------------------------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA:

  Net assets, end of year (000) ($)                        170,702        118,985       73,175        53,393          48,334
----------------------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets (%) (e)            0.75          0.78          0.80(d)       0.80(d)         0.84(d)
----------------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income to
     average net assets (%) (e)                              8.57          7.92          7.86(c)       8.13(c)         8.08(c)
----------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover ratio (%)                                35            50             94           114             281

(a) Per share data was calculated using average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Computed giving effect to Manager's expense limitation undertaking.

(d) If the Fund had paid all of its expenses and there had been no reimbursement from the Manager, these ratios would have been 0.82%, 0.86% and 0.94%, respectively.

(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

FINANCIAL HIGHLIGHTS


COLONIAL HIGH YIELD SECURITIES FUND, VARIABLE SERIES

                                                                                           Year Ended         Period Ended
                                                                                          December 31,        December 31,
                                                                                             1999                  1998***

  PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of year ($)                                                     9.31                10.00
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (a)                                                                  0.88                 0.48
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized losses                                                        (0.72)               (0.74)
------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                                           0.16                (0.26)
------------------------------------------------------------------------------------------------------------------------------
  Less distributions:
     Dividends from net investment income                                                   (0.62)               (0.43)
------------------------------------------------------------------------------------------------------------------------------
     In excess of net investment income                                                       ---                (0.00)
------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                                       (0.62)               (0.43)
------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of year ($)                                                           8.85                 9.31
------------------------------------------------------------------------------------------------------------------------------
  TOTAL RETURN:
     Total investment return (%) (b)(c)                                                      1.65                (2.57)**
------------------------------------------------------------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (000) ($)                                                         15,358               5,915
------------------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets (%) (d)(e)                                         0.80                 0.80*
------------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income to average net assets (%) (c)(d)                            9.36                 7.93*
------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover ratio (%)                                                                 16                   23**

*    Annualized.

**   Not Annualized.

*** For the period from the commencement of operations May 19, 1998 to December 31, 1998.

(a) Per share data was calculated using average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Computed giving effect to Manager's expense limitation undertaking.

(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(e) If the Fund had paid all of its expenses and there had been no reimbursement from the Manager, these ratios would have been 1.28% and 1.84% (annualized), respectively.

FINANCIAL HIGHLIGHTS


LIBERTY ALL-STAR EQUITY FUND, VARIABLE SERIES

                                                                                               Period Ended
                                                                 Year Ended December 31,       December 31,
                                                                  1999            1998            1997***
  PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of year ($)                         11.90           10.07            10.00
--------------------------------------------------------------------------------------------------------------
  Net investment income (a)                                       0.06            0.06             0.01
--------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gains on investments                0.94            1.82             0.07
--------------------------------------------------------------------------------------------------------------
  Total from investment operations                                1.00            1.88             0.08
--------------------------------------------------------------------------------------------------------------
  Less distributions:
     Dividends from net investment income                        (0.05)          (0.05)           (0.01)
--------------------------------------------------------------------------------------------------------------
     Dividends form net realized gains on investments            (0.38)            ---             ---
--------------------------------------------------------------------------------------------------------------
  Total distributions                                            (0.43)          (0.05)           (0.01)
--------------------------------------------------------------------------------------------------------------
  Net asset value, end of year ($)                               12.47           11.90            10.07
--------------------------------------------------------------------------------------------------------------
  TOTAL RETURN:
     Total investment return (%)(b)                               8.47           18.67(c)          0.80**(c)
--------------------------------------------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (000) ($)                              80,095          44,870           22,228
--------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets (%) (d)                 0.95            1.00(e)          1.00*(e)
--------------------------------------------------------------------------------------------------------------
  Ratio of net investment income to
     average net assets (%) (d)                                   0.47            0.54(c)          0.83*(c)
--------------------------------------------------------------------------------------------------------------
  Portfolio turnover ratio (%)                                     75              70              1**

*    Annualized.

**   Not Annualized.

*** For the period from the commencement of operations November 17, 1997 to December 31, 1997.

(a) Per share data was calculated using average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Computed giving effect to Manager's expense limitation undertaking.

(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(e) If the Fund had paid all of its expenses and there had been no reimbursement from the Manager, these ratios would have been 1.04% and 1.45% (annualized), respectively.

FINANCIAL HIGHLIGHTS


NEWPORT TIGER FUND, VARIABLE SERIES

                                                                                                                Period Ended
                                                                          Years Ended December 31,              December 31,
                                                                 1999        1998        1997        1996         1995***
  PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of year ($)                         1.57        1.71        2.52        2.28          2.00
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (a)                                      0.03        0.03        0.03        0.03          0.01
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gains (losses) on investments      1.04       (0.14)      (0.81)       0.24          0.29
------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                               1.07       (0.11)      (0.78)       0.27          0.30
------------------------------------------------------------------------------------------------------------------------------
  Less distributions:
     Distributions from net investment income                   (0.02)      (0.03)      (0.02)      (0.02)        (0.01)
------------------------------------------------------------------------------------------------------------------------------
     In excess of net investment income                           ---         ---       (0.01)        ---         (0.01)
  Total distributions                                           (0.02)      (0.03)      (0.03)      (0.03)        (0.02)
------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of year ($)                               2.62        1.57        1.71        2.52          2.28
------------------------------------------------------------------------------------------------------------------------------
  TOTAL RETURN:
     Total investment return (%)(b)                             68.01       (6.43)     (31.14)      11.73         15.00**
------------------------------------------------------------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (000) ($)                             46,125      23,655      24,934      34,642        18,977
------------------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets (%)(c)                 1.21        1.30        1.25        1.27          1.75*
------------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income to average net assets (%)(c)    1.65        2.16        1.14        1.20          0.89*
------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover ratio (%)                                    12          16          27           7           12**

*    Annualized.

**   Not Annualized.

*** For the period from the commencement of operations May 1, 1995 to December 31, 1995.

(a) Per share data was calculated using average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested.

(c) The benefits derived from custody credits and directed brokerage arrangements had no impact.

FINANCIAL HIGHLIGHTS


  CRABBE HUSON REAL ESTATE INVESTMENT FUND, VARIABLE SERIES

                                                                        Period Ended
                                                                        December 31,
                                                                           1999***
  PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period ($)                               10.00
--------------------------------------------------------------------------------------------
  Net investment income (a)                                               0.31
--------------------------------------------------------------------------------------------
  Net realized and unrealized losses on investments                      (1.70)
--------------------------------------------------------------------------------------------
  Total from investment operations                                       (1.39)
--------------------------------------------------------------------------------------------
  Less distributions:
     Dividends from net investment income                                (0.22)
--------------------------------------------------------------------------------------------
     Return of capital                                                   (0.05)
--------------------------------------------------------------------------------------------
  Total distributions                                                    (0.27)
--------------------------------------------------------------------------------------------
  Net asset value, end of period ($)                                      8.34
--------------------------------------------------------------------------------------------
  TOTAL RETURN
     Total investment return (%)(b)(c)                                  (13.80)**
--------------------------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000) ($)                                    2,180
--------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets (%) (d)(e)                      1.45*
--------------------------------------------------------------------------------------------
  Ratio of net investment income to
     average net assets (%) (d)                                           5.90*
--------------------------------------------------------------------------------------------
  Portfolio turnover ratio (%)                                              57**

*    Annualized.

**   Not Annualized.

*** For the period from the commencement of operations June 1, 1999 to December 31, 1999.

(a) Per share data was calculated using average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested.

(c) Had the Manager not waived or reimbursed a portion of expenses, total return would have been reduced.

(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(e) If the Fund had paid all of its expenses and there had been no reimbursement from the Manager, this ratio would have been 4.25% (annualized).

                             SHAREHOLDER INFORMATION
                             -----------------------


PURCHASES AND REDEMPTIONS The Participating Insurance Companies place daily orders to purchase and redeem shares of the Funds. These orders generally reflect the net effect of instructions they receive from holders of their VA contracts and VLI policies and certain other terms of those contracts and policies. The Trust issues and redeems shares at net asset value (NAV) without imposing any selling commissions, sales charge or redemption charge. Shares generally are sold and redeemed at their NAV next determined after receipt of purchase or redemption requests from Participating Insurance Companies. The right of redemption may be suspended or payment postponed whenever permitted by applicable law and regulations.


HOW THE FUNDS CALCULATE NET ASSET VALUE Each share price is its NAV next determined. Each Fund determines the NAV for each share class by dividing each class's total net assets by the number of that class's total net assets by the number of that class's shares outstanding. The NAV is determined at the close of the New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

To calculate NAV on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales on that day, we value the security at the most recent quoted bid price. We value each over-the-counter security or National Association of Securities Dealers Automated Quotation (Nasdaq) security as of the last sales price of that day. We value other over-the-counter securities that have reliable quotes at the latest quoted bid price.

We value long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Funds with the value of the securities. When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we will value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

We may also value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE.

A Fund's foreign securities may trade on days when the NYSE is closed for trading, and therefore the NAV of a Fund's shares may change on days when Participating Insurance Companies may not purchase or redeem shares.


DIVIDENDS AND DISTRIBUTIONS Each Fund intends to declare and distribute, as income dividends or capital gain distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of portfolio securities, if any, to its shareholders (Participating Insurance Companies' separate accounts). The net investment income of each Fund consists of all dividends or interest received by such Fund, less expenses (including investment advisory and administrative fees). Income dividends will be declared and distributed annually. All net short-term and long-term capital gains of each Fund realized during the fiscal year are declared and distributed periodically, no less frequently than annually. All income dividends and distributions are reinvested in additional shares of the Fund at NAV, as of the record date for the distributions.


TAX CONSEQUENCES Each Fund is treated as a separate entity for federal income tax purposes and has elected or intends to elect to be treated, and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code (the Code). Each Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders to qualify as a regulated investment company. As a regulated investment company, a Fund will not be subject to federal income tax on any net investment income and net realized capital gains that are distributed to its shareholders as required under the Code.

In addition, each Fund follows certain portfolio diversification requirements imposed by the Code on separate accounts of insurance companies relating to the tax-deferred status of VA contracts and VLI policies. More specific information on these diversification requirements is contained in the prospectus that describes a particular VA contract or VLI policy.


OTHER CLASS OF SHARES The Funds also offer an additional class of shares, Class A shares, which are not available in this prospectus. Your particular VA contract or VLI policy may not offer these shares.

FOR MORE INFORMATION
--------------------------------------------------------------------------------
You can get more information about the Funds' investments in the Funds' semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Funds' performance over their last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Funds and the securities in which they invest. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Funds by writing or calling:

Keyport Financial Services Corp.
125 High Street
Boston, MA 02111
1-800-437-4466

or by calling or writing the Participating Insurance Company which issued your VA contract or VLI policy.

Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Funds by visiting the following location, and you can obtain copies upon payment of a duplicating fee by electronic request at the e-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Variable Investment Trust :  811-07556

Liberty Value Fund, Variable Series
Colonial Small Cap Value Fund, Variable Series
Colonial U.S. Growth & Income Fund, Variable Series
Colonial Strategic Income Fund, Variable Series
Colonial High Yield Securities Fund, Variable Series
Liberty All-Star Equity Fund, Variable Series
Newport Tiger Fund, Variable Series
Crabbe Huson Real Estate Investment Fund, Variable Series
Liberty Newport Japan Opportunities Fund, Variable Series
Liberty Select Value Fund, Variable Series
Rydex Financial Services Fund, Variable Series
Rydex Health Care Fund, Variable Series
Liberty S&P 500 Index Fund, Variable Series

                        LIBERTY VARIABLE INVESTMENT TRUST


PROSPECTUS DATED JUNE 1, 2000


Colonial Small Cap Value Fund, Variable Series
Colonial U.S. Growth & Income Fund, Variable Series
Colonial High Yield Securities Fund, Variable Series
Liberty All-Star Equity Fund, Variable Series
Newport Tiger Fund, Variable Series
Crabbe Huson Real Estate Investment Fund, Variable Series


CLASS B SHARES


Trust shares are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

                                    * * * *
This Prospectus must be accompanied by a prospectus for your variable annuity contract or variable life insurance policy. Retain both prospectuses for future reference.

                                    * * * *
Although trust shares have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.



  --------------------------------------
     NOT FDIC         MAY LOSE VALUE
                 -----------------------
     INSURED        NO BANK GUARANTEE
  --------------------------------------

                                TABLE OF CONTENTS



THE TRUST                                                                                                             3
-----------------------------------------------------------------------------------------------------------------------

THE FUNDS                                                                                                             3
-----------------------------------------------------------------------------------------------------------------------
Each of these sections discusses the following
topics: Investment Goals, Primary Investment Strategies,
Primary Investment Risks and Performance History
Colonial Small Cap Value Fund, Variable Series....................................................................... 4
Colonial U.S. Growth & Income Fund, Variable Series.................................................................. 6
Colonial High Yield Securities Fund, Variable Series................................................................. 8
Liberty All-Star Equity Fund, Variable Series........................................................................11
Newport Tiger Fund, Variable Series..................................................................................14
Crabbe Huson Real Estate Investment Fund, Variable Series............................................................16

TRUST MANAGEMENT ORGANIZATIONS                                                                                       17
-----------------------------------------------------------------------------------------------------------------------
The Trustees.........................................................................................................17
Investment Advisor:  Liberty Advisory Services Corp..................................................................17
Investment Sub-Advisors and Portfolio Managers.......................................................................17
Rule 12b-1 Plan......................................................................................................19
Mixed and Shared Funding.............................................................................................20

OTHER INVESTMENT STRATEGIES AND RISKS                                                                                21
-----------------------------------------------------------------------------------------------------------------------
Structure Risk.......................................................................................................21
Zero Coupon Bonds....................................................................................................21
Convertible Securities...............................................................................................21
Derivative Strategies................................................................................................21
Temporary Defensive Strategies.......................................................................................21

FINANCIAL HIGHLIGHTS                                                                                                 22
-----------------------------------------------------------------------------------------------------------------------

SHAREHOLDER INFORMATION                                                                                              28
-----------------------------------------------------------------------------------------------------------------------
Purchases and Redemptions............................................................................................28
How the Funds Calculate Net Asset Value..............................................................................28
Dividends and Distributions..........................................................................................28
Tax Consequences.....................................................................................................28
Other Class of Shares................................................................................................28

                                    THE TRUST
                                    ---------
Liberty Variable Investment Trust (Trust) includes seventeen separate mutual funds (Funds), each with its own investment goals and strategies. This Prospectus contains information about six of the Funds in the Trust. Liberty Advisory Services Corp. (LASC) is the investment advisor to each Fund. LASC has appointed an investment sub-advisor (Sub-Advisor) for each Fund, and all of the Sub-Advisors are affiliates of LASC. Each Fund has the following Sub-Advisor:


------------------------------------------------------------------------------------------------------------------------------------
                                      FUND                                                             SUB-ADVISOR
                                      ----                                                             -----------

------------------------------------------------------------------------------------------------------------------------------------
Colonial Small Cap Value Fund, Variable Series (Small Cap Fund)                         Colonial Management Associates, Inc.
Colonial U.S. Growth & Income Fund, Variable Series (U.S. Growth & Income               (Colonial)
              Fund) (formerly Colonial U.S. Stock Fund, Variable Series)
Colonial High Yield Securities Fund, Variable Series (High Yield Fund)

------------------------------------------------------------------------------------------------------------------------------------
Newport Tiger Fund, Variable Series (Tiger Fund)                                        Newport Fund Management, Inc.
                                                                                        (Newport)
------------------------------------------------------------------------------------------------------------------------------------
Liberty All-Star Equity Fund, Variable Series (All-Star Equity Fund)                    Liberty Asset Management Company
                                                                                        (LAMCO)
------------------------------------------------------------------------------------------------------------------------------------
Crabbe Huson Real Estate Investment Fund, Variable Series (Real Estate Fund)            Crabbe Huson Group, Inc.
                                                                                        (Crabbe Huson)
------------------------------------------------------------------------------------------------------------------------------------


Other Funds may be added to or deleted from the Trust from time to time. Each Fund offers two classes of shares-Class A and Class B shares. Each share class has its own expense structure.

The Trust's Funds are investment options under variable annuity contracts (VA contracts) and variable life insurance policies (VLI policies) issued by life insurance companies (Participating Insurance Companies). Some (but not all) Participating Insurance Companies are affiliated with the investment advisor to the Funds. Participating Insurance Companies invest in the Funds through separate accounts that they set up for that purpose. Owners of VA contracts and of VLI policies invest in sub-accounts of those separate accounts through instructions they give to their insurance company. The principal underwriter of the Funds is Liberty Funds Distributor, Inc. (LFD). LFD is an affiliate of LASC.

The prospectuses of the Participating Insurance Companies' separate accounts describe which Funds are available to the purchasers of their VA contracts and VLI policies. The Trust assumes no responsibility for those prospectuses.

                                    THE FUNDS
                                    ---------
DEFINING CAPITALIZATION
--------------------------------------------------------------------------------
A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has issued and outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large capitalization (large cap); medium capitalization (midcap); or small capitalization (small cap). In defining a company's market capitalization, we use capitalization-based categories as they are defined by Lipper, Inc.

According to Lipper, Inc, as of December, 1999, large-cap companies had market capitalizations greater than $9.0 billion, midcap companies had market capitalizations between $2.2 and 9.0 billion, and small-cap companies had market capitalizations less than $2.2 billion. These amounts are subject to change.

                 COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES


INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks long-term growth.


PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests primarily in small capitalization stocks of U.S. companies. These are stocks with market capitalizations of less than the market capitalization of the stock in the Russell 2000 Index that has the largest capitalization at the time of purchase. The remainder of the Fund's assets may be invested in other stocks, or in bonds that are rated or considered by the advisor to be investment-grade. In managing the Fund, Colonial uses a value investing strategy that focuses on buying stocks cheaply when they are undervalued or "out of favor." Colonial buys stocks that have attractive current prices, consistent operating performance and/or favorable future growth prospects. Colonial's strategy uses fact-based quantitative analysis supported by fundamental business and financial analysis.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions.

Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If Colonial's assessment of a company's prospects is wrong, the price of its stock may not approach the value Colonial has placed on it.

THE FUNDS  Colonial Small Cap Value Fund, Variable Series


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows the Fund's performance by illustrating the Fund's calendar year total returns for its Class A shares. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for 1 year and the life of the Fund. The Fund's return is compared to the Russell 2000 Index (Russell Index), an unmanaged index that tracks the performance of small-capitalization stocks traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper Small Cap-Annuities Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangments may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy..

CALENDAR YEAR TOTAL RETURNS(1)


                                  [BAR GRAPH]

1999                6.34%


The Fund's year-to-date total return through March 31, 2000 was +1.43%.

For period shown in bar chart:

Best quarter: 2nd quarter 1999, +16.78%

Worst quarter: 1st quarter 1999, -13.27%



AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 1999(1)

                                             INCEPTION                    LIFE OF THE
                                               DATE          1 YEAR          FUND

Fund (%)                                      5/19/98          6.34         (4.85)
-----------------------------------------------------------------------------------
Russell Index (%)                               N/A           21.26          4.01(2)
-----------------------------------------------------------------------------------
Lipper Average (%)                              N/A           37.57         12.97(2)

(1) Because the Class B shares have not completed a full calendar year, the bar chart and average annual total returns shown are for Class A shares, the oldest existing fund class.

(2)  Performance information is from April 30, 1998.

               COLONIAL U.S. GROWTH & INCOME FUND, VARIABLE SERIES


INVESTMENT GOALS
--------------------------------------------------------------------------------
The Fund seeks long-term growth and income.


PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests primarily in large capitalization stocks. These are stocks with market capitalizations of greater than $3 billion at the time of purchase. Up to 10% of the Fund's assets may be invested in debt securities.

In selecting debt securities for the Fund, Colonial may invest in:

-    debt securities that are convertible into common stock;

- corporate debt securities rated investment-grade by at least two nationally recognized rating organizations (investment grade stocks have a rating of BBB or higher by Standard & Poor's Ratings Services or Baa or higher by Moody's Investors Service, Inc.); and

-    debt securities issued or guaranteed by the U.S. government.

In managing the Fund, Colonial uses a value investing strategy that focuses on buying stocks cheaply when they are undervalued or "out of favor." Colonial buys stocks that have attractive current prices, consistent operating performance and/or favorable future growth prospects. Colonial's strategy uses quantitative analysis supported by fundamental business and financial analyses.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions. Market risk includes interest rate risk.

Because the Fund may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If Colonial's assessment of a company's prospects is wrong, the price of its stock may not approach the value Colonial has placed on it.

THE FUNDS  Colonial U.S. Growth & Income Fund, Variable Series


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class A shares. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for 1 year, 5 years and the life of the Fund. The Fund's return is compared to the Standard & Poor's 500 Index (S&P Index), an unmanaged index that tracks the performance of a selection of widely held common stocks. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper Growth & Income - Annuities Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.


CALENDAR YEAR TOTAL RETURNS(3)


                                  [BAR GRAPH]

1995           29.70%
1996           21.84%
1997           32.23%
1998           20.15%
1999           12.00%


The Fund's year-to-date total return through March 31, 2000 was +0.40%.

For period shown in bar chart:

Best quarter:  4th quarter 1998, +21.79%

Worst quarter: 3rd quarter 1998, -14.16%

AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 1999(3)

                                             INCEPTION                                 LIFE OF THE
                                               DATE          1 YEAR       5 YEARS         FUND

Fund (%)                                      7/5/94          12.00        22.97          21.64
-------------------------------------------------------------------------------------------------
S&P Index (%)                                   N/A           21.03        28.54         26.73(4)
-------------------------------------------------------------------------------------------------
Lipper Average (%)                              N/A           14.63        21.86         20.42(4)

(3) Because the Class B shares have not completed a full calendar year, the bar chart and average annual total returns shown are for Class A shares, the oldest existing fund class.

(4)  Performance information is from June 30, 1994.

              COLONIAL HIGH YIELD SECURITIES FUND, VARIABLE SERIES


INVESTMENT GOALS
--------------------------------------------------------------------------------
The Fund seeks current income and total return.


PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The Fund pursues its investment goals by investing primarily in lower-rated corporate debt securities. These securities have the following ratings:

-    BB through C by Standard & Poor's Ratings Services;

-    Ba through D by Moody's Investors, Service, Inc.;

-    a comparable rating by another nationally recognized rating service; or

- the security is unrated and Colonial believes it to be comparable in quality to securities having such ratings as noted above.

Although the Fund will invest primarily in debt securities, the Fund may invest in equity securities to seek capital appreciation. Equity securities include common stocks, preferred stocks, warrants and debt securities convertible into common stocks. Additionally, the Fund may invest in securities issued or guaranteed by foreign governments or foreign companies, including securities issued in emerging market countries.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions. Market risk includes interest rate risk.

Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Because the Fund may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

Lower-rated debt securities involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities. Lower-rated debt securities have the added risk that the issuer of the security may default and not make payment of interest or principal.

THE FUNDS  Colonial High Yield Securities Fund, Variable Series


Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

Emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

THE FUNDS  Colonial High Yield Securities Fund, Variable Series


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows the Fund's performance by illustrating the Fund's calendar year total return for its Class A shares. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for 1 year and the life of the Fund. The Fund's return is compared to the CS First Boston Global High Yield Index (CS Index), an unmanaged index that tracks the performance of high yield bond funds. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper High Current Yield - Annuities Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.


CALENDAR YEAR TOTAL RETURNS(5)


                                  [BAR GRAPH]

1999                1.65%


The Fund's year-to-date total return through March 31, 2000 was -1.36%.

For period shown in bar chart:

Best quarter:  1st quarter 1999, +3.11%

Worst quarter: 3rd quarter 1999, -1.90%



AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 1999(5)

                                             INCEPTION       1 YEAR       LIFE OF THE
                                               DATE                           FUND

Fund (%)                                      5/19/98         1.65           (0.59)
--------------------------------------------------------------------------------------
CS Index (%)                                    N/A           3.28            0.06(6)
--------------------------------------------------------------------------------------
Lipper Average (%)                              N/A           4.04           (0.28)(6)

(5) Because the Class B shares have not completed a full calendar year, the bar chart and average annual total returns shown are for Class A shares, the oldest existing fund class.

(6)  Performance information is from April 30, 1998.

                  LIBERTY ALL-STAR EQUITY FUND, VARIABLE SERIES


INVESTMENT GOALS
--------------------------------------------------------------------------------
The Fund seeks total investment return, comprised of long-term capital appreciation and current income, through investment primarily in a diversified portfolio of equity securities.


PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests primarily in equity and equity related securities, which include common stocks, bonds convertible into stocks, warrants and other rights to purchase stocks.

The Fund's sub-advisor, LAMCO, utilizes a multi-manager concept. LAMCO allocates the Fund's portfolio assets on an approximately equal basis among a number of independent investment management organizations (Portfolio Managers). There are five Portfolio Managers as of the date of this prospectus, each of which employs a different investment style. LAMCO attempts to rebalance the portfolio among the Portfolio Managers so as to maintain an approximately equal allocation of the portfolio among them throughout all market cycles.

In LAMCO's opinion, the multi-manager concept provides advantages over the use of a single manager for the following reasons:

- Most equity investment management firms consistently employ a distinct investment "style" which causes them to emphasize stocks with particular characteristics;

- Because of changing investor preferences, any given investment style will move into and out of market favor and will result in better investment performance under certain market conditions, but less successful performance under other conditions;

- Consequently, by allocating the Fund's portfolio on an approximately equal basis among Portfolio Managers employing different styles, the impact of any one style on investment performance will be diluted, and the investment performance of the total portfolio will be more consistent and less volatile over the long term than if a single style were employed throughout the entire period; and

- More consistent performance at a given annual rate of return over time produces a higher rate of return for the long term than more volatile performance having the same average annual rate of return.

The Fund's current Portfolio Managers and investment styles are as follows:

- J. P. Morgan Investment Management Inc. uses a value approach by investing in companies that are diversified across all sectors and that are undervalued relative to the firm's projected growth rates.
- Oppenheimer Capital uses a value approach by investing in companies that exhibit the ability to generate excess cash flow while earning high returns on invested capital.
- Boston Partners Asset Management, L.P. uses a value approach by investing in companies with low price-to-earnings and price-to-book ratios where a catalyst for positive change has been identified.
- Westwood Management Corporation uses a growth approach by investing in growth companies selling at reasonable valuations based on the firm's earnings projections which are not yet reflected in consensus estimates.
- TCW Investment Management Company incorporates secular growth trends and uses a "bottom-up" approach by investing in primarily large-cap companies that have distinct business model advantages.

LAMCO continuously monitors the performance and investment styles of the Fund's Portfolio Managers and from time to time may recommend changes of Portfolio Managers based on factors such as:

- Changes in a Portfolio Manager's investment style or a departure by a Portfolio Manager from the investment style for which it had been selected;

- A deterioration in a Portfolio Manager's performance relative to that of other investment management firms practicing a similar style; or

-    Adverse changes in its ownership or personnel.

THE FUNDS  Liberty All-Star Equity Fund, Variable Series


LAMCO also may recommend Portfolio Manager changes to change the mix of investment styles employed by the Fund's Portfolio Managers. The Board of Trustees must approve all Portfolio Manager changes. LAMCO is also the manager of Liberty All-Star Equity Fund, a multi-managed, closed-end fund and Liberty All-Star Growth & Income Fund, a multi-managed open-ended fund. These funds have the same investment objective and investment program as the Fund, and currently have the same Portfolio Managers. LAMCO expects that these funds will make corresponding changes if and when Portfolio Managers are changed in the future.

The Fund will remain substantially fully invested during periods when stock prices generally rise and also during periods when they generally decline. The Fund is intended to be a long-term investment vehicle and is not designed to provide a means of speculating on short-term stock market movements.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions. Market risk includes interest rate risk.

Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the Portfolio Managers' assessment of a company's prospects is wrong, the price of its stock may not approach the value the Portfolio Managers have placed on it.

THE FUNDS  Liberty All-Star Equity Fund, Variable Series


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class A shares. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for 1 year and the life of the Fund. The Fund's return is compared to the Russell 3000 Index (Russell Index), a capitalization weighted total return index which is comprised of 3000 of the largest capitalized U.S. domiciled companies whose common stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and NASDAQ. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper Growth & Income - Annuities Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.


CALENDAR YEAR TOTAL RETURNS(7)


                                  [BAR GRAPH]

1998                18.67%
1999                 8.47%


The Fund's year-to-date total return through March 31, 2000 was +5.21%.

For the period shown in bar chart:

Best quarter:  4th quarter 1998, +18.67%

Worst quarter: 3rd quarter 1998, -12.05%



AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 1999(7)

                                            INCEPTION       1 YEAR       LIFE OF THE
                                               DATE                          FUND

Fund (%)                                     11/17/97         8.47          13.05
-------------------------------------------------------------------------------------
Russell Index (%)                               N/A          20.90          23.85(8)
-------------------------------------------------------------------------------------
Lipper Average (%)                              N/A          14.63          16.24(8)

(7) Because the Class B shares have not completed a full calendar year, the bar chart and average annual total returns shown are for Class A shares, the oldest existing fund class.

(8)  Performance information is from October 31, 1997.

                       NEWPORT TIGER FUND, VARIABLE SERIES


INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks long-term capital appreciation.


PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests primarily in stocks of companies located in the ten Tiger countries of Asia. The Tigers of Asia are Hong Kong, Singapore, South Korea, Taiwan, Malaysia, Thailand, India, Indonesia, The People's Republic of China and the Philippines. In selecting investments for the Fund, Newport typically purchases stocks of quality growth companies.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goal. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

Because the Fund's investments are concentrated in the ten Tiger countries of Asia, the Fund is particularly susceptible to regional risks. Events in any one Tiger country may impact the other countries in the Asian region as a whole. As a result events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which may result in greater losses and volatility.

Emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

THE FUNDS  Newport Tiger Fund, Variable Series


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class A shares. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for 1 year and the life of the Fund. The Fund's return is compared to the Morgan Stanley Capital International EAFE GDP Index (MSCI Index), a broad-based, unmanaged index that tracks the performance of foreign stocks. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper Pacific-Region-Annuities Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.

CALENDAR YEAR TOTAL RETURNS(9)


                                  [BAR GRAPH]

1996           11.73%
1997          -31.14%
1998           -6.43%
1999           68.01%


The Fund's year-to-date total return through March 31, 2000 was +1.91%.

For the period shown in bar chart:

Best quarter:  4th quarter 1998, +37.93%

Worst quarter: 2nd quarter 1998, -28.81%



AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 1999(9)

                                            INCEPTION                     LIFE OF THE
                                               DATE          1 YEAR           FUND

Fund (%)                                      5/1/95          68.01           7.31
-------------------------------------------------------------------------------------
MSCI Index (%)                                  N/A           31.00          15.72(10)
-------------------------------------------------------------------------------------
Lipper Average (%)                              N/A           79.74           4.24(10)

(9) Because the Class B shares have not completed a full calendar year, the bar chart and average annual total returns shown are for Class A shares, the oldest existing fund class.

(10) Performance information is from April 30, 1995.

            CRABBE HUSON REAL ESTATE INVESTMENT FUND, VARIABLE SERIES


INVESTMENT GOALS
--------------------------------------------------------------------------------
The Fund seeks to provide growth of capital and current income.


PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests at least 75% of its total assets in equity securities of real estate investment trusts (REITs) and other real estate industry companies. In managing the Fund, the sub-advisor follows a basic value contrarian approach in selecting securities for its portfolio.

The contrarian approach puts primary emphasis on security price, balance sheet and cash flow analysis and on the relationship between the market price of a security and its estimated intrinsic value as a share of an ongoing business.

REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interest. The Fund's REIT investments will consist primarily of equity REITs which invest the majority of their assets directly in real estate and derive income primarily from rents.

Other real estate industry companies in which the Fund may invest are companies that derive at least 50% of their revenues or profits from either (a) the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate or (b) products or services related to the real estate industry, such as building supplies or mortgage servicing.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions. Market risk includes interest rate risk.

The Fund may invest in equity real estate investment trusts (REITs). REITs are entities which either own properties or make construction or mortgage loans. Equity REITs may also include operating or finance companies. Investing in REITs involves certain unique risks in addition to those risks associated with the real estate industry in general. The prices of equity REITs are affected by changes in the value of the underlying property owned by the REITs. REITs are subject to heavy cash flow dependency and default by borrowers. In addition, although the Fund does not invest directly in real estate, a REIT investment by the Fund is subject to certain of the risks associated with the ownership of real estate. These risks include possible declines in the value of real estate, risks related to general and local economic conditions, possible lack of availability of mortgage funds, and changes in interest rates.

The basic value contrarian approach is based on Crabbe Huson's belief that the securities of many companies often sell at a discount from the securities' estimated intrinsic value. The Fund attempts to identify and invest in such undervalued securities in the hope that their market price will rise to their estimated intrinsic value. If Crabbe Huson's assessment of a company's prospects is wrong, the price of its stock may not approach the value Crabbe Huson has placed on it.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
Because the Fund has not completed one full calendar year of investment performance, information related to the Fund's performance has not been included in this prospectus.

The Fund's return is compared to the NAREIT Equity Index, an unmanaged index that tracks the performance of all equity real estate investment trusts that trade on the New York Stock Exchange, the American Stock Exchange and the NASDAQ. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices.

                         TRUST MANAGEMENT ORGANIZATIONS
                         ------------------------------

THE TRUSTEES
--------------------------------------------------------------------------------
The business of the Trust and the Funds is supervised by the Trust's Board of Trustees. The Statement of Additional Information contains names of and biographical information on the Trustees.


INVESTMENT ADVISOR: LIBERTY ADVISORY SERVICES CORP.
--------------------------------------------------------------------------------
LASC, located at 125 High Street, Boston Massachusetts 02110, is the investment advisor to the Funds. LASC is an indirect wholly-owned subsidiary of Liberty Financial Companies, Inc. (LFC). LASC has been an investment advisor since 1993. As of March 31, 2000, LASC managed over $853 million in assets. LASC designates the Trust's Sub-Advisors, evaluates and monitors Sub-Advisors' performance and investment programs and recommends to the Board of Trustees whether Sub-Advisors' contracts should be continued or modified and whether to remove, replace or add Sub-Advisors. LASC also has the responsibility of administering the Trust's operations, which it may delegate, at its own expense, to certain affiliates. LASC has delegated its administrative responsibilities to Colonial in accordance with this authority.

For the 1999 fiscal year, the Trust paid LASC management fees at the following annual rates of the average daily net assets of each specified Fund:

             Colonial Small Cap Value Fund, Variable Series                     0.80% (11)
             Colonial U.S. Growth & Income Fund, Variable Series                0.80%
             Colonial High Yield Securities Fund, Variable Series               0.60% (12)
             Liberty All-Star Equity Fund, Variable Series                      0.80%
             Newport Tiger Fund, Variable Series                                0.90%
             Crabbe Huson Real Estate Investment Fund, Variable Series          1.00% (13)

(11) The Small Cap Fund's advisor has voluntarily agreed to waive its management fee and reimburse other expenses so that total expenses of the Fund (excluding interest, taxes, 12b-1, brokerage and extraordinary expenses) do not exceed 1.00%. As a result the actual management fee paid to the advisor for the 1999 fiscal year was 0.00%.
(12) The High Yield Fund's advisor has voluntarily agreed to waive its management fee and reimburse other expenses so that total expenses of the Fund (excluding interest, taxes, 12b-1, brokerage and extraordinary expenses) do not exceed 0.80%. As a result the actual management fee paid to the advisor for the 1999 fiscal year was 0.12%.
(13) The Real Estate Fund's advisor has voluntarily agreed to waive its management fee and reimburse other expenses so that total expenses of the Fund (excluding interest, taxes, 12b-1, brokerage and extraordinary expenses) do not exceed 1.20%. As a result the actual management fee paid to the advisor for the 1999 fiscal year was 0.00%.


INVESTMENT SUB-ADVISORS AND PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
The Sub-Advisors manage the assets of the Funds under the supervision of LASC and the Board of Trustees. Each Sub-Advisor determines which securities and other instruments are purchased and sold for the Fund(s) it sub-advises. Each Sub-Advisor is an indirect wholly-owned subsidiary of LFC.

COLONIAL
Colonial, an investment advisor since 1931, is the Sub-Advisor of each of the Small Cap Fund, U.S. Growth & Income Fund and High Yield Fund. Colonial's principal business address is One Financial Center, Boston, Massachusetts 02111. As of March 31, 2000, Colonial managed over $15.7 billion in assets.

TRUST MANAGEMENT ORGANIZATIONS


LASC, out of the management fees it receives from the Trust, pays Colonial sub-advisory fees at the following annual rates of the average daily net assets of each specified Fund:

             Colonial Small Cap Value Fund, Variable Series                     0.60%
             Colonial U.S. Growth & Income Fund, Variable Series                0.60%
             Colonial High Yield Securities Fund, Variable Series               0.40%

Colonial also provides transfer agency, pricing and record keeping services for the Funds under separate agreements.

James P. Haynie, a senior vice president of Colonial, has co-managed the Small Cap Fund since 1993.

Michael Rega, a vice president of Colonial, has co-managed the Small Cap Fund since 1996. He was an analyst at Colonial from 1993 to 1996.

Mark Stoeckle has managed the U.S. Growth & Income Fund since December, 1996. Mr. Stoeckle is a senior vice president of Colonial. Prior to joining Colonial in October, 1996, Mr. Stoeckle was a portfolio manager at Massachusetts Financial Services Company from January, 1993 to October, 1996.

Carl C. Ericson has co-managed the High Yield Fund since January, 1999. Mr. Ericson, a senior vice president of Colonial and director of Colonial's Taxable Fixed Income Group, has managed various other Colonial taxable income funds since 1985.

Scott B. Richards, a senior vice president of Colonial, has co-managed the High Yield Fund since May, 1999. Prior to joining Colonial he was employed with State Street Research & Management Company as a vice president and a portfolio manager from January, 1994 to May, 1999.

Colonial will use Newport's trading facilities when buying or selling foreign securities for the Funds' portfolios. Newport executes all trades under its own procedures.

Colonial's investment advisory business is managed together with the mutual funds and institutional investment advisory businesses of its affiliate, Stein Roe & Farnham Incorporated (Stein Roe). Colonial is part of a larger business unit that includes several separate legal entities known as Liberty Funds Group LLC (LFG). The LFG business unit and Stein Roe are managed by a single management team. Stein Roe, Colonial and the other LFG entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Stein Roe and Colonial are registered investment advisors. Colonial, the other entities that make up LFG and Stein Roe are subsidiaries of Liberty Financial Companies, Inc.


LAMCO AND LAMCO'S PORTFOLIO MANAGERS
LAMCO, an investment advisor since 1985, is the Sub-Advisor of the All-Star Equity Fund. LAMCO's principal address is 600 Atlantic Avenue, 23rd Floor, Boston, Massachusetts 02210. As of March 31, 2000, LAMCO managed over $1.8 billion in assets.

LASC, out of the management fees it receives from the Trust, pays LAMCO a sub-advisory fee at the annual rate of 0.60% of the average daily net assets of the All-Star Equity Fund.

LAMCO is a manager of other investment managers which LAMCO recommends to the Board of Trustees for appointment pursuant to portfolio management agreements among the Trust, LAMCO and the Portfolio Managers. The management agreements permit each Portfolio Manager to have full investment discretion and authority over investment of a portion of the Fund's assets.

Out of the management fees it receives from LASC, LAMCO pays each Portfolio Manager a fee at the annual rate of 0.30% of the average daily net assets of the portion of the Fund's assets assigned to that Portfolio Manager.

TRUST MANAGEMENT ORGANIZATIONS


No one individual at LAMCO is responsible for LAMCO's investment management of the All-Star Equity Fund. The following individuals who work for the indicated Portfolio Managers manage a portion of All-Star Equity Fund's assets:

-    Henry D. Cavanna, Managing Director of J.P. Morgan Investment Management,
     Inc.

-    John Lindenthal, Managing Director of Oppenheimer Capital

- Mark Donovan, Chairman, Equity Strategy Committee, of Boston Partners Asset Management, L.P.

- Susan M. Byrne, President and Chief Executive Officer of Westwood Management Corp.

- Glen E. Bickerstaff, Managing Director - U.S. Equities of TCW Investment Management Company

A more complete description of each Portfolio Manager is included in the Statement of Additional Information. The Trust and LAMCO have received an exemptive order from the SEC that permits the All-Star Equity Fund to change Portfolio Managers without a vote of the shareholders. Information regarding any new Portfolio Manager is sent to holders of VA contracts and VLI policies within 90 days following the effective date of the change.

NEWPORT
Newport, an investment advisor since 1987, is the Sub-Advisor of the Tiger Fund. Newport's principal address is 580 California Street, Suite 1960, San Francisco, California 94104. As of March 31, 2000, Newport managed over $1.4 billion in assets.

LASC, out of the management fees it receives from the Trust, pays Newport a sub-advisory fee at the annual rate of 0.70% of the average daily net assets of the Tiger Fund.

Thomas R. Tuttle and Lynda Couch, president and a managing director, respectively, of Newport, co-manage the Fund. Mr. Tuttle has co-managed other Newport Funds since November, 1995. Mr. Tuttle has been an officer of Newport since 1984. Ms. Couch has managed other Newport Funds since April, 1995. Ms. Couch has been an officer of Newport since 1994.


CRABBE HUSON
Crabbe Huson, an investment advisor since 1980, is the Sub-Advisor of the Real Estate Fund. Crabbe Huson's principal address is 121 S.W. Morrison, Suite 1400, Portland, Oregon 97204. As of March 31, 2000, Crabbe Huson managed over $267 million in assets.

LASC, out of the management fees it receives from the Trust, pays Crabbe Huson a sub-advisory fee at the annual rate of 0.80% of the average daily net assets of the Real Estate Fund.

Michael B. Stokes has managed the Real Estate Fund since its inception in June, 1999. Mr. Stokes joined Crabbe Huson in August, 1996. Prior to joining Crabbe Huson, he was a financial analyst for Salomon Brothers from July, 1994 to June, 1996.


AFFILIATED BROKER/DEALER
Colonial can use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for a fund's portfolio, pursuant to procedures adopted by the Board of Trustees.


RULE 12b-1 PLAN
--------------------------------------------------------------------------------
The Trust has adopted a plan for and on behalf of the Funds' Class B shares in accordance with Rule 12b-1 (Plan) under the Investment Company Act of 1940. The Plan allows the Funds to pay fees for the sale and distribution of their Class B shares. Under the plan, each Fund pays the distributor a distribution fee of 0.25% of the average daily net assets attributable to the Funds' Class B shares. Because these fees are an ongoing expense, over time they increase the cost of an investment and the shares may cost more than shares that are not subject to a distribution fee.

TRUST MANAGEMENT ORGANIZATIONS


MIXED AND SHARED FUNDING
--------------------------------------------------------------------------------
The Trust serves as the funding medium for VA contracts and VLI policies of Participating Insurance Companies, including those of Keyport, Independence Life & Annuity Company and Keyport Benefit Life Insurance Company, each of which is a wholly owned subsidiary of Keyport, and Liberty Life Assurance Company of Boston, a 90%-owned subsidiary of Liberty Mutual. This is referred to as "mixed and shared funding." The interests of owners of VA contracts and VLI policies could diverge based on differences in state regulatory requirements, changes in the tax laws or other unanticipated developments. The Trust does not foresee any such differences or disadvantages at this time. However, the Board of Trustees monitors for such developments to identify any material irreconcilable conflicts and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts of Participating Insurance Companies might be required to withdraw its investments in one or more Funds or shares of another Fund may be substituted. This might force a Fund to sell securities at disadvantageous prices.

                      OTHER INVESTMENT STRATEGIES AND RISKS
                      -------------------------------------

The primary investment strategies of each Fund and the associated risks are described above in each Fund's individual description. This section describes other investments a Fund may make and the risks associated with them. In seeking to achieve its goals, each Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Funds' Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by a Fund's shareholders is not required to modify or change any of a Fund's investment goals or investment strategies.


STRUCTURE RISK
--------------------------------------------------------------------------------
(U.S. Growth & Income Fund, High Yield Fund) Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is present in a Fund because of its investments in mortgage-backed securities and asset-backed securities. Prepayment risk is the possibility that asset-backed securities may be prepaid if the underlying debt securities are prepaid. Prepayment risk for mortgage-backed securities is the possibility that, as interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, asset-backed securities and mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, these securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the security. In addition, the potential impact of prepayment on the price of a security may be difficult to predict and result in greater volatility.


ZERO COUPON BONDS
--------------------------------------------------------------------------------
(High Yield Fund) Zero coupon bonds do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a deep discount. The value of these securities may fluctuate more than similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest on these securities is reported as income to the Fund and distributed to its shareholders.


CONVERTIBLE SECURITIES
--------------------------------------------------------------------------------
(U.S. Growth & Income Fund, High Yield Fund) Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stocks at a specified price or conversion ratio. The risk of investing in convertible securities is the value of the underlying securities will fluctuate.


DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------
Each Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose value depends on, or are derived from, the value of an underlying security, index or currency. A Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for other hedging purposes (e.g., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the derivative, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to a Fund.

TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------
With the exception of the All-Star Equity Fund, each Fund's Sub-Advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, a Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit.

(High Yield Fund) If necessary, the Fund has the ability to invest 100% of its assets in higher-rated securities, if, in Colonial's opinion, economic conditions create a situation where yield spreads narrow between lower- and higher-rated securities.

Taking a temporary defensive position may prevent a Fund from achieving its investment goals.

                              FINANCIAL HIGHLIGHTS
                              --------------------

The financial highlights tables are intended to help you understand the Funds' financial performance. Information is shown for the Funds' last five fiscal years, (or shorter period if a Fund commenced operations less than five years ago) which run from January 1 to December 31. Because the Class B shares commenced investment operations on June 1, 2000, the Financial Highlights shown are for the Funds' Class A shares, the oldest existing Fund class. Certain information reflects financial results for a single Fund share. This information is included in the Funds' financial statements which have been audited by PricewaterhouseCoopers LLP, independent accountants, whose reports, along with the Funds' financial statements, is included in the Funds' annual report. The Funds' total returns presented below do not reflect the cost of insurance and other insurance company separate account charges which vary with the VA contracts and VLI policies. You can request a free annual report by writing Keyport Financial Services Corp. (see back cover for address) or by calling or writing the Participating Insurance Company which issued your VA contract or VLI policy.

  COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES

                                                                 Year Ended         Period Ended
                                                                 December 31,       December 31,
                                                                     1999             1998***

  PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period ($)                           8.59              10.00
----------------------------------------------------------------------------------------------------
  Net investment income (a)                                          0.02               0.08
----------------------------------------------------------------------------------------------------
  Net realized and unrealized gains (losses) on investments          0.52              (1.41)
----------------------------------------------------------------------------------------------------
  Total from investment operations                                   0.54              (1.33)
----------------------------------------------------------------------------------------------------
  Less distributions:
     Dividends from net investment income                           (0.01)             (0.07)
----------------------------------------------------------------------------------------------------
     In excess of net investment income                              ---               (0.01)
----------------------------------------------------------------------------------------------------
  Total distributions                                               (0.01)             (0.08)
----------------------------------------------------------------------------------------------------
  Net asset value, end of year                                       9.12               8.59
----------------------------------------------------------------------------------------------------
  TOTAL RETURN
     Total investment return (%) (b)(c)                              6.34             (13.25)**
----------------------------------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (000) ($)                                  3,817              1,782
----------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets (%) (d)(e)                 1.00               1.00*
----------------------------------------------------------------------------------------------------
  Ratio of net investment income to
     average net assets (%) (d)                                      0.23               1.41*
----------------------------------------------------------------------------------------------------
  Portfolio turnover ratio (%)                                        74                 51**

*    Annualized.

**   Not Annualized.

*** For the period from the commencement of operations May 19, 1998 to December 31, 1998.

(a) Per share data was calculated using average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested.

(c) Had the manager not waived or reimbursed a portion of expenses, total return would have been reduced.

(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(e) If the Fund had paid all of its expenses and there had been no reimbursement from the Manager, these ratios would have been 3.66% and 4.32% (annualized), respectively..

FINANCIAL HIGHLIGHTS


COLONIAL U.S. GROWTH & INCOME FUND, VARIABLE SERIES

                                                                              Years Ended December 31,
                                                          1999          1998           1997         1996           1995

  PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of year ($)                 18.79         16.29          14.22        12.36         10.27
----------------------------------------------------------------------------------------------------------------------------
  Net investment income (a)                               0.14          0.16           0.20         0.19          0.21
----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gains on investments        2.07          3.12           4.37         2.52          2.84
----------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                        2.21          3.28           4.57         2.71          3.05
----------------------------------------------------------------------------------------------------------------------------
  Less distributions:
     Dividends from net investment income                (0.11)        (0.12)         (0.18)       (0.17)        (0.16)
----------------------------------------------------------------------------------------------------------------------------
     In excess of net investment income                   ---            ---          (0.01)         ---           ---
----------------------------------------------------------------------------------------------------------------------------
     Dividends from net realized gains on                (1.04)        (0.64)         (2.30)       (0.68)        (0.80)
     investments
----------------------------------------------------------------------------------------------------------------------------
     In excess of net realized gains                      ---          (0.02)         (0.01)         ---           ---
----------------------------------------------------------------------------------------------------------------------------
  Total distributions                                    (1.15)        (0.78)         (2.50)       (0.85)        (0.96)
----------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of year ($)                       19.85         18.79          16.29        14.22         12.36
----------------------------------------------------------------------------------------------------------------------------
  TOTAL RETURN:
     Total investment return (%) (b)                     12.00         20.15          32.23        21.84         29.70(c)
----------------------------------------------------------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000) ($)                   212,355      146,239         96,715       60,855        43,017
----------------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets (%) (d)         0.88          0.90           0.94         0.95          1.00(e)
----------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income to
     average net assets (%) (d)                           0.69          0.88           1.19         1.39          1.72(c)
----------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover ratio (%)                            101             64             63           77           115

(a) Per share data was calculated using average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Computed giving effect to Manager's expense limitation undertaking.

(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(e) If the Fund had paid all of its expenses and there had been no reimbursement from the Manager, this ratio would have been 1.07%.

FINANCIAL HIGHLIGHTS


COLONIAL HIGH YIELD SECURITIES FUND, VARIABLE SERIES

                                                                                           Year Ended        Period Ended
                                                                                          December 31,       December 31,
                                                                                             1999               1998***
  PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of year ($)                                                     9.31               10.00
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (a)                                                                  0.88                0.48
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized losses                                                        (0.72)              (0.74)
------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                                           0.16               (0.26)
------------------------------------------------------------------------------------------------------------------------------
  Less distributions:
     Dividends from net investment income                                                   (0.62)              (0.43)
------------------------------------------------------------------------------------------------------------------------------
     In excess of net investment income                                                       ---               (0.00)
------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                                       (0.62)              (0.43)
------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of year ($)                                                           8.85                9.31
------------------------------------------------------------------------------------------------------------------------------
  TOTAL RETURN:
     Total investment return (%) (b)(c)                                                      1.65               (2.57)**
------------------------------------------------------------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (000) ($)                                                         15,358               5,915
------------------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets (%) (d)(e)                                         0.80                0.80*
------------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income to average net assets (%) (c)(d)                            9.36                7.93*
------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover ratio (%)                                                                 16                  23**

*    Annualized.

**   Not Annualized.

*** For the period from the commencement of operations May 19, 1998 to December 31, 1998.

(a) Per share data was calculated using average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Computed giving effect to Manager's expense limitation undertaking.

(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(e) If the Fund had paid all of its expenses and there had been no reimbursement from the Manager, these ratios would have been 1.28% and 1.84% (annualized), respectively.

FINANCIAL HIGHLIGHTS


LIBERTY ALL-STAR EQUITY FUND, VARIABLE SERIES

                                                                                              Period Ended
                                                                                                December
                                                                 Year Ended December 31,           31,
                                                                  1999            1998           1997***

  PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of year ($)                         11.90           10.07            10.00
--------------------------------------------------------------------------------------------------------------
  Net investment income (a)                                       0.06            0.06             0.01
--------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gains on investments                0.94            1.82             0.07
--------------------------------------------------------------------------------------------------------------
  Total from investment operations                                1.00            1.88             0.08
--------------------------------------------------------------------------------------------------------------
  Less distributions:
     Dividends from net investment income                        (0.05)          (0.05)           (0.01)
--------------------------------------------------------------------------------------------------------------
     Dividends form net realized gains on investments            (0.38)            ---             ---
--------------------------------------------------------------------------------------------------------------
  Total distributions                                            (0.43)          (0.05)           (0.01)
--------------------------------------------------------------------------------------------------------------
  Net asset value, end of year ($)                               12.47           11.90            10.07
--------------------------------------------------------------------------------------------------------------
  TOTAL RETURN:
     Total investment return (%)(b)                               8.47           18.67(c)          0.80**(c)
--------------------------------------------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (000) ($)                              80,095          44,870           22,228
--------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets (%) (d)                 0.95            1.00(e)          1.00*(e)
--------------------------------------------------------------------------------------------------------------
  Ratio of net investment income to
     average net assets (%) (d)                                   0.47            0.54(c)          0.83*(c)
--------------------------------------------------------------------------------------------------------------
  Portfolio turnover ratio (%)                                     75              70                 1**

*    Annualized.

**   Not Annualized.

*** For the period from the commencement of operations November 17, 1997 to December 31, 1997.

(a) Per share data was calculated using average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Computed giving effect to Manager's expense limitation undertaking.

(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(e) If the Fund had paid all of its expenses and there had been no reimbursement from the Manager, these ratios would have been 1.04% and 1.45% (annualized), respectively.

FINANCIAL HIGHLIGHTS


NEWPORT TIGER FUND, VARIABLE SERIES

                                                                                                               Period Ended
                                                                          Years Ended December 31,              December 31,
                                                                 1999        1998        1997        1996         1995***
  PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of year ($)                         1.57        1.71        2.52        2.28          2.00
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (a)                                      0.03        0.03        0.03        0.03          0.01
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gains (losses) on investments      1.04       (0.14)      (0.81)       0.24          0.29
------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                               1.07       (0.11)      (0.78)       0.27          0.30
------------------------------------------------------------------------------------------------------------------------------
  Less distributions:
     Distributions from net investment income                   (0.02)      (0.03)      (0.02)      (0.02)        (0.01)
------------------------------------------------------------------------------------------------------------------------------
     In excess of net investment income                           ---         ---       (0.01)        ---         (0.01)
  Total distributions                                           (0.02)      (0.03)      (0.03)      (0.03)        (0.02)
------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of year ($)                               2.62        1.57        1.71        2.52          2.28
------------------------------------------------------------------------------------------------------------------------------
  TOTAL RETURN:
     Total investment return (%)(b)                             68.01       (6.43)     (31.14)      11.73         15.00**
------------------------------------------------------------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (000) ($)                             46,125      23,655      24,934      34,642        18,977
------------------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets (%)(c)                 1.21        1.30        1.25        1.27          1.75*
------------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income to average net assets (%)(c)    1.65        2.16        1.14        1.20          0.89*
------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover ratio (%)                                    12          16          27           7             12**

*    Annualized.

**   Not Annualized.

*** For the period from the commencement of operations May 1, 1995 to December 31, 1995.

(a) Per share data was calculated using average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested.

(c) The benefits derived from custody credits and directed brokerage arrangements had no impact.

FINANCIAL HIGHLIGHTS


CRABBE HUSON REAL ESTATE INVESTMENT FUND, VARIABLE SERIES

                                                                         Period Ended
                                                                         December 31,
                                                                            1999***
  PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period ($)                               10.00
--------------------------------------------------------------------------------------------
  Net investment income (a)                                               0.31
--------------------------------------------------------------------------------------------
  Net realized and unrealized losses on investments                      (1.70)
--------------------------------------------------------------------------------------------
  Total from investment operations                                       (1.39)
--------------------------------------------------------------------------------------------
  Less distributions:
     Dividends from net investment income                                (0.22)
--------------------------------------------------------------------------------------------
     Return of capital                                                   (0.05)
--------------------------------------------------------------------------------------------
  Total distributions                                                    (0.27)
--------------------------------------------------------------------------------------------
  Net asset value, end of period ($)                                      8.34
--------------------------------------------------------------------------------------------
  TOTAL RETURN
     Total investment return (%)(b)(c)                                  (13.80)**
--------------------------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000) ($)                                     2,180
--------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets (%) (d)(e)                      1.45*
--------------------------------------------------------------------------------------------
  Ratio of net investment income to
     average net assets (%) (d)                                           5.90*
--------------------------------------------------------------------------------------------
  Portfolio turnover ratio (%)                                            57**

*    Annualized.

**   Not Annualized.

*** For the period from the commencement of operations June 1, 1999 to December 31, 1999.

(a) Per share data was calculated using average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested.

(c) Had the Manager not waived or reimbursed a portion of expenses, total return would have been reduced.

(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(e) If the Fund had paid all of its expenses and there had been no reimbursement from the Manager, this ratio would have been 4.25% (annualized).

                             SHAREHOLDER INFORMATION


PURCHASES AND REDEMPTIONS The Participating Insurance Companies place daily orders to purchase and redeem shares of the Funds. These orders generally reflect the net effect of instructions they receive from holders of their VA contracts and VLI policies and certain other terms of those contracts and policies. The Trust issues and redeems shares at net asset value (NAV) without imposing any selling commissions, sales charge or redemption charge. Shares generally are sold and redeemed at their NAV next determined after receipt of purchase or redemption requests from Participating Insurance Companies. The right of redemption may be suspended or payment postponed whenever permitted by applicable law and regulations.


HOW THE FUNDS CALCULATE NET ASSET VALUE Each share price is its NAV next determined. Each Fund determines the NAV for each share class by dividing each class's total net assets by the number of that class's total net assets by the number of that class's shares outstanding. The NAV is determined at the close of the New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

To calculate NAV on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales on that day, we value the security at the most recent quoted bid price. We value each over-the-counter security or National Association of Securities Dealers Automated Quotation (Nasdaq) security as of the last sales price of that day. We value other over-the-counter securities that have reliable quotes at the latest quoted bid price.

We value long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Funds with the value of the securities. When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we will value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

We may also value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE.

A Fund's foreign securities may trade on days when the NYSE is closed for trading, and therefore the NAV of a Fund's shares may change on days when Participating Insurance Companies may not purchase or redeem shares.


DIVIDENDS AND DISTRIBUTIONS Each Fund intends to declare and distribute, as income dividends or capital gain distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of portfolio securities, if any, to its shareholders (Participating Insurance Companies' separate accounts). The net investment income of each Fund consists of all dividends or interest received by such Fund, less expenses (including investment advisory and administrative fees). Income dividends will be declared and distributed annually. All net short-term and long-term capital gains of each Fund realized during the fiscal year are declared and distributed periodically, no less frequently than annually. All income dividends and distributions are reinvested in additional shares of the Fund at NAV, as of the record date for the distributions.


TAX CONSEQUENCES Each Fund is treated as a separate entity for federal income tax purposes and has elected or intends to elect to be treated, and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code (the Code). Each Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders to qualify as a regulated investment company. As a regulated investment company, a Fund will not be subject to federal income tax on any net investment income and net realized capital gains that are distributed to its shareholders as required under the Code.

In addition, each Fund follows certain portfolio diversification requirements imposed by the Code on separate accounts of insurance companies relating to the tax-deferred status of VA contracts and VLI policies. More specific information on these diversification requirements is contained in the prospectus that describes a particular VA contract or VLI policy.


OTHER CLASS OF SHARES The Funds also offer an additional class of shares, Class A shares, which are not available in this prospectus. Your particular VA contract or VLI policy may not offer these shares.

FOR MORE INFORMATION
--------------------------------------------------------------------------------
You can get more information about the Funds' investments in the Funds' semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Funds' performance over their last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Funds and the securities in which they invest. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Funds by writing or calling:

Keyport Financial Services Corp.
125 High Street
Boston, MA 02111
1-800-437-4466

or by calling or writing the Participating Insurance Company which issued your VA contract or VLI policy.

Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Funds by visiting the following location, and you can obtain copies upon payment of a duplicating fee by electronic request at the e-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Variable Investment Trust :  811-07556

Colonial Small Cap Value Fund, Variable Series
Colonial U.S. Growth & Income Fund, Variable Series
Colonial High Yield Securities Fund, Variable Series
Liberty All-Star Equity Fund, Variable Series
Newport Tiger Fund, Variable Series
Crabbe Huson Real Estate Investment Fund, Variable Series